     GROUP VARIABLE ANNUITY CONTRACTS
     SEPARATE ACCOUNT ELEVEN                                [THE HARTFORD LOGO]
     NEW JERSEY INSTITUTIONS OF HIGHER EDUCATION

   This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

   Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code. The Contracts are available to Employers with at least $1 million of aggregate Participant Accounts at the time of purchase.

   You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of mutual funds that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

   Depending on which Sub-Accounts you select, the underlying mutual funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE MUTUAL FUNDS. The Sub-Accounts available under the Contract are listed below.

   The following Sub-Accounts purchase shares of retail mutual funds:

     - American Century Investments Equity Income Fund Sub-Account which purchases Advisor Class shares of Equity Income Fund of American Century Investment Management, Inc. ("American Century Investments Equity Income Fund")

     - Franklin Small-Mid Cap Growth Fund Sub-Account which purchases Class A shares of the Franklin Small-Mid Cap Growth Fund of the Franklin Strategic Series

     - Massachusetts Investors Growth Stock Fund Sub-Account which purchases Class A shares of Massachusetts Investors Growth Stock Fund

     - Templeton Foreign Fund Sub-Account which purchases Class A shares of Templeton Foreign Fund of the Templeton Funds, Inc.

     - Van Kampen Equity and Income Fund Sub-Account which purchases Class A shares of Van Kampen Equity and Income Fund

   The following Sub-Accounts purchase shares of mutual funds that are available exclusively to insurance company separate accounts:

     - Hartford Dividend and Growth HLS Fund Sub-Account which purchases Class IA shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

     - Hartford Index HLS Fund Sub-Account which purchases Class IA shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.

     - Hartford MidCap HLS Fund Sub-Account which purchases Class IA shares of Hartford MidCap HLS Fund of Hartford Series Fund, Inc. (Closed to Contracts issued after August 16, 2004)

     - Hartford Money Market HLS Fund Sub-Account which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

     - Hartford Small Company HLS Fund Sub-Account which purchases Class IA shares of Hartford Small Company HLS Fund of Hartford Series Fund, Inc. (Closed to Contracts issued after August 16, 2004)

     - Hartford Total Return Bond HLS Fund Sub-Account which purchases Class IA shares of Hartford Total Return Bond HLS Fund of Hartford Series
       Fund, Inc. (Formerly Hartford Bond HLS Fund Sub-Account)

   The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission.

   If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the Securities and Exchange Commission. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

   The Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

   This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commissions' website
 (http://www.sec.gov).

   This group variable annuity contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency
 ------------------------------------------------------------------------------

 Prospectus Dated: May 2, 2005
 Statement of Additional Information Dated: May 2, 2005

                               TABLE OF CONTENTS

 SECTION                                                                   PAGE
 -------                                                                   ----
 GLOSSARY OF SPECIAL TERMS...............................................    4
 FEE TABLE...............................................................    6
 SUMMARY.................................................................   12
 PERFORMANCE RELATED INFORMATION.........................................   14
 HARTFORD LIFE INSURANCE COMPANY.........................................   15
 THE SEPARATE ACCOUNT....................................................   15
 THE FUNDS...............................................................   15
 GENERAL ACCOUNT OPTION..................................................   18
 CONTRACT CHARGES........................................................   18
   Contingent Deferred Sales Charge......................................   18
   Annual Maintenance Fee................................................   19
   Is there ever a time when the Contingent Deferred Sales Charge or
    Annual Maintenance Fee do not apply?.................................   19
   Mortality and Expense Risk and Administrative Charge..................   20
   Premium Taxes.........................................................   21
   Transfer Fee..........................................................   21
   Experience Rating under the Contracts.................................   21
   Negotiated Charges and Fees...........................................   21
   Charges of the Funds..................................................   21
   Plan Related Expenses.................................................   21
 THE CONTRACTS...........................................................   22
   The Contracts Offered.................................................   22
   Assignments...........................................................   22
   Pricing and Crediting of Contributions................................   22
   What is a Surrender Charge Offset?....................................   22
   May I make changes in the amounts of my Contribution?.................   23
   May I transfer assets between Sub-Accounts?...........................   23
   Dollar Cost Averaging.................................................   26
   May I request a loan from my Participant Account?.....................   27
   How do I know what my Participant Account is worth?...................   27
   How are the underlying Fund shares valued?............................   28
 DEATH BENEFITS..........................................................   28
   Determination of the Beneficiary......................................   28
   Death before the Annuity Commencement Date............................   28
   Death on or after the Annuity Commencement Date.......................   29
 SETTLEMENT PROVISIONS...................................................   29
   Can payment of the Surrender value ever be postponed beyond the
    seven-day period?....................................................   30
   May I Surrender once Annuity Payments have started?...................   30
   How do I elect an Annuity Commencement Date and Annuity payment
    option?..............................................................   30
   What is the minimum amount that I may select for an Annuity
    payment?.............................................................   30
   How are Contributions made to establish an Annuity Account?...........   30
   Can a Contract be suspended by a Contract Owner?......................   30
   Annuity Payment Options...............................................   31
   Systematic Withdrawal Option..........................................   32
   How are Variable Annuity payments determined?.........................   32
 FEDERAL TAX CONSIDERATIONS..............................................   34
   A. General............................................................   34
   B. Hartford and the Separate Account..................................   34
   C. Information Regarding Tax-Qualified Retirement Plans...............   34
   D. Diversification of the Separate Account............................   39
   E. Ownership of the Assets of the Separate Account....................   39
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations...   40
   G. Generation Skipping Transfer Tax...................................   40
 MORE INFORMATION........................................................   40
   Can a Contract be modified?...........................................   40
   Can Hartford waive any rights under a Contract?.......................   41
   How are the Contracts sold?...........................................   41
   Who is the custodian of the Separate Account's assets?................   42
   Are there any material legal proceedings affecting the Separate
    Account?.............................................................   42
   How may I get additional information?.................................   43
 APPENDIX 1 -- ACCUMULATION UNIT VALUES..................................   44
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...............   45

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payments.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payments to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: Attention: IPD/Retirement Plan Service Center, 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payments are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payments under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payments to you.

ANNUITY PERIOD: The period during which we make Annuity payments to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payments we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee of an Employer electing to participate in a Contract.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SURRENDER: Any partial or complete withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT.

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOUR PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

 CONTRACT OWNER TRANSACTION EXPENSES

 SALES LOAD IMPOSED ON PURCHASES (as a percentage of premium
   payments).......................................................      None
 Transfer Fee (1)..................................................   $     5
 CONTINGENT DEFERRED SALES CHARGE (as a percentage of amounts surrendered) (2)
     During First Year.............................................        5%
     During Second Year............................................        4%
     During Third Year.............................................        3%
     During Fourth Year............................................        2%
     During Fifth Year.............................................        1%
     During Sixth Year and thereafter..............................        0%

---------

(1) Currently we do not charge the $5 Transfer Fee.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

 ANNUAL MAINTENANCE FEE (3)........................................   $    30

 MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (4)
   BEFORE ANNUITY COMMENCEMENT DATE:

              RANGE OF MORTALITY AND EXPENSE RISK AND
      ADMINISTRATIVE CHARGE FOR AGGREGATE PARTICIPANT ACCOUNTS        CHARGE
 ------------------------------------------------------------------   -------
     $1,000,000.00 to $4,999,999.99................................     1.25%
     $5,000,000.00 to $34,999,999.99...............................     0.85%
     $35,000,000.00 to $49,999,999.99..............................     0.65%
     $50,000,000.00 to $74,999,999.99..............................     0.50%
     $75,000,000.00 to $99,999,999.99..............................     0.35%
     $100,000,000.00 and over......................................     0.00%

   AFTER ANNUITY COMMENCEMENT DATE:
     All Participant Accounts......................................     1.25%

---------

(3) The Annual Maintenance Fee is deducted from the Participant's Account at the end of each calendar quarter and is equal to an annual charge of $30. It is deducted proportionally from the investment options in use at the time of the charge.

(4) The Mortality and Expense Risk and Administrative Charge can be reduced (see "Experience Rating Under the Contracts" and "Negotiated Charges and Fees.")

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees". We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                           MINIMUM      MAXIMUM
---------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(these are expenses that are deducted from Fund
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)       0.43%        1.25%
---------------------------------------------------------------------------------

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $25,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $25,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.12%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

    EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  614
---------------------------------------------------------------------
3 years                                                       $  737
---------------------------------------------------------------------
5 years                                                       $  854
---------------------------------------------------------------------
10 years                                                      $1,655
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    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  128
---------------------------------------------------------------------
3 years                                                       $  423
---------------------------------------------------------------------
5 years                                                       $  740
---------------------------------------------------------------------
10 years                                                      $1,638
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    (3)  If you do not Surrender your Contract:

1 year                                                        $  140
---------------------------------------------------------------------
3 years                                                       $  437
---------------------------------------------------------------------
5 years                                                       $  754
---------------------------------------------------------------------
10 years                                                      $1,655
---------------------------------------------------------------------

    EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  650
---------------------------------------------------------------------
3 years                                                       $  846
---------------------------------------------------------------------
5 years                                                       $1,040
---------------------------------------------------------------------
10 years                                                      $2,043
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  164
---------------------------------------------------------------------
3 years                                                       $  533
---------------------------------------------------------------------
5 years                                                       $  926
---------------------------------------------------------------------
10 years                                                      $2,027
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  176
---------------------------------------------------------------------
3 years                                                       $  546
---------------------------------------------------------------------
5 years                                                       $  940
---------------------------------------------------------------------
10 years                                                      $2,043
---------------------------------------------------------------------

    EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  665
---------------------------------------------------------------------
3 years                                                       $  893
---------------------------------------------------------------------
5 years                                                       $1,119
---------------------------------------------------------------------
10 years                                                      $2,206
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  179
---------------------------------------------------------------------
3 years                                                       $  580
---------------------------------------------------------------------
5 years                                                       $1,005
---------------------------------------------------------------------
10 years                                                      $2,190
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  192
---------------------------------------------------------------------
3 years                                                       $  593
---------------------------------------------------------------------
5 years                                                       $1,019
---------------------------------------------------------------------
10 years                                                      $2,206
---------------------------------------------------------------------

    EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  681
---------------------------------------------------------------------
3 years                                                       $  940
---------------------------------------------------------------------
5 years                                                       $1,198
---------------------------------------------------------------------
10 years                                                      $2,366
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  196
---------------------------------------------------------------------
3 years                                                       $  626
---------------------------------------------------------------------
5 years                                                       $1,084
---------------------------------------------------------------------
10 years                                                      $2,350
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  207
---------------------------------------------------------------------
3 years                                                       $  646
---------------------------------------------------------------------
5 years                                                       $1,098
---------------------------------------------------------------------
10 years                                                      $2,366
---------------------------------------------------------------------

    EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  701
---------------------------------------------------------------------
3 years                                                       $1,001
---------------------------------------------------------------------
5 years                                                       $1,301
---------------------------------------------------------------------
10 years                                                      $2,576
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  215
---------------------------------------------------------------------
3 years                                                       $  688
---------------------------------------------------------------------
5 years                                                       $1,188
---------------------------------------------------------------------
10 years                                                      $2,560
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  228
---------------------------------------------------------------------
3 years                                                       $  701
---------------------------------------------------------------------
5 years                                                       $1,201
---------------------------------------------------------------------
10 years                                                      $2,576
---------------------------------------------------------------------

    EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  742
---------------------------------------------------------------------
3 years                                                       $1,123
---------------------------------------------------------------------
5 years                                                       $1,506
---------------------------------------------------------------------
10 years                                                      $2,983
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  256
---------------------------------------------------------------------
3 years                                                       $  812
---------------------------------------------------------------------
5 years                                                       $1,393
---------------------------------------------------------------------
10 years                                                      $2,968
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  269
---------------------------------------------------------------------
3 years                                                       $  824
---------------------------------------------------------------------
5 years                                                       $1,406
---------------------------------------------------------------------
10 years                                                      $2,983
---------------------------------------------------------------------

--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit Values. Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-528-9009.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    We do not deduct sales charges at the time Contributions are made to the Contract. We deduct a Contingent Deferred Sales Charge from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                              CONTINGENT DEFERRED
                                                                 SALES CHARGE
                                                                 AS A PERCENT
                                                                OF PARTICIPANT
PARTICIPANT'S CONTRACT YEARS                                        ACCOUNT
----------------------------                                  -------------------
During the First Year.......................................          5%
During the Second Year......................................          4%
During the Third Year.......................................          3%
During the Fourth Year......................................          2%
During the Fifth Year.......................................          1%
During the Sixth Year and thereafter........................          0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                              MORTALITY AND EXPENSE
                                                                    RISK AND
               AGGREGATE PARTICIPANT ACCOUNTS                 ADMINISTRATIVE CHARGE
               ------------------------------                 ---------------------
$1,000,000.00 to $4,999,999.99..............................          1.25%
$5,000,000.00 to $34,999,999.99.............................          0.85%
$35,000,000.00 to $49,999,999.99............................          0.65%
$50,000,000.00 to 74,999,999.99.............................          0.50%
$75,000,000.00 to $99,999,999.99............................          0.35%
$100,000,000.00 and over....................................          0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct during the Accumulation Period and at the time of annuitization, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payment options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payment Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders by the Annuitant are subject to the limitations set forth in the contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYMENTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

RATING AGENCY                EFFECTIVE DATE OF RATING    RATING     BASIS OF RATING
-------------                ------------------------   --------   ------------------
A.M. Best and                         2/15/05              A+      Financial strength
Company, Inc.
Standard & Poor's                     2/15/05             AA-      Financial strength
Fitch                                 2/15/05             AA       Financial strength

    These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of the Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

    - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

    - Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

    - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

    - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

    - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.

    THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    The investment goals of each of the Funds are shown below.

RETAIL MUTUAL FUNDS:

  AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND -- Seeks current income. Capital appreciation is a secondary objective.

  FRANKLIN SMALL-MID CAP GROWTH FUND -- Seeks long-term capital growth.

  MASSACHUSETTS INVESTORS GROWTH STOCK FUND -- Seeks long-term growth of capital and future income rather than current income.

  TEMPLETON FOREIGN FUND -- Seeks long-term capital growth.

  VAN KAMPEN EQUITY AND INCOME FUND -- Seeks the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective.

INSURANCE COMPANY DEDICATED MUTUAL FUNDS:

  HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.

  HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

  HARTFORD MIDCAP HLS FUND -- (Closed to Contracts issued after August 16,
2004). Seeks long-term capital growth. Sub-advised by Wellington Management Company, LLP.

  HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

  HARTFORD SMALL COMPANY HLS FUND -- (Closed to Contracts issued after August 16, 2004). Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.

  HARTFORD TOTAL RETURN BOND HLS FUND -- (Formerly Hartford Bond HLS Fund) Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by Hartford Investment Management Company.

INVESTMENT ADVISERS

    American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111, is the investment adviser to American Century Investments Equity Income Fund.

    Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403-1906, is the investment manager to the Franklin Small-Mid Cap Growth Fund.

    Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116, is the investment adviser to Massachusetts Investors Growth Stock Fund.

    Templeton Global Advisors Limited, Lyford Cay, Nassau, Bahamas, is the investment adviser to Templeton Foreign Fund.

    Van Kampen Asset Management, 1221 Avenue of the Americas, New York, New York 10020, is the investment adviser to Van Kampen Equity and Income Fund.

    The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.

    Hartford Total Return Bond HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Index HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund and Hartford Small Company HLS Fund are series of Hartford Series Fund, Inc. a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

    The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus accompanying this prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

    - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

    - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

    - Arrange for the handling and tallying of proxies received from Contract Owners;

    - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

    - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    ADMINISTRATIVE AND DISTRIBUTION SERVICES: Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution ralated services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The purpose of the Contingent Deferred Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

    - the cost of preparing sales literature,

    - commissions and other compensation paid to distributing organizations and their sales personnel, and

    - other distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for the Contingent Deferred Sales Charge at the time Contributions are made to the Contract. The Contingent Deferred Sales Charge is deducted from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                              CONTINGENT DEFERRED
PARTICIPANT'S CONTRACT YEARS                                     SALES CHARGE
----------------------------                                  -------------------
During the First Year.......................................          5%
During the Second Year......................................          4%
During the Third Year.......................................          3%
During the Fourth Year......................................          2%
During the Fifth Year.......................................          1%
During the Sixth Year and thereafter........................          0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
   Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    We deduct one-quarter of the Annual Maintenance Fee on the last business day of each calendar quarter. However, if you Surrender the value of your Participant Account in full at any time before the last business day of the calendar quarter, we will deduct one quarter of the Annual Maintenance Fee from the proceeds of the Surrender. We do not deduct the Annual Maintenance Fee during the Annuity Period under a Contract. We deduct the Annual Maintenance Fee on a pro rata basis from the value of the Sub-Accounts chosen with respect to a Participant Account.

IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

    - death,

    - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

    - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

    - severance from employment with the Employer on or after the Participant Contract Year 5 for Participants age 59 1/2 or older,

    - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

    - in the event that a Participant Account is paid out under one of the available Annuity payment options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payment option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year. The minimum amount you can withdraw under this provision is $250.

    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The rate of the charge depends on the aggregate level of Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer.

BEFORE ANNUITY COMMENCEMENT DATE

                                                                  MORTALITY AND
                                                                EXPENSE RISK AND
AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS                       ADMINISTRATIVE CHARGE
---------------------------------------                       ---------------------
$1,000,000.00 to $4,999,999.99..............................          1.25%
$5,000,000.00 to $34,999,999.99.............................          0.85%
$35,000,000.00 to $49,999,999.99............................          0.65%
$50,000,000.00 to 74,999,999.99.............................          0.50%
$75,000,000.00 to $99,999,999.99............................          0.35%
$100,000,000.00 and over....................................          0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                                  MORTALITY AND
                                                                EXPENSE RISK AND
                                                              ADMINISTRATIVE CHARGE
                                                              ---------------------
All Participants............................................          1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD -- During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD -- Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract,
(4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

    - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

    - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

    - Retirement plans qualified under Sections 401(a) or 403(a) of the Code;
      and

    - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above. The Contracts are available to Employers with at least $1 million of aggregate Participant Accounts at the time of purchase.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two business days after we receive your properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five business days while we try to obtain complete information. If we cannot obtain the information within five business days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your Plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. There is a $30 minimum amount for initial Contributions or subsequent Contributions that may be made on behalf of a Participant Account under a Contract, unless the Employer's plan provides otherwise, in which case the minimum amount shall not be less than $10. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the underlying Funds available in your Contract.

    You may transfer from one Sub-Account to another. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    HOW DO I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    You can transfer the values of your Sub-Account allocations between or among the Sub-Accounts or the General Account option. You can make these transfers and changes in allocations by:

    - written request,

    - by calling 1-800-528-9009, or

    - where available, electronically by Internet through our web site at retire.hartfordlife.com.

    We, or our agents and affiliates will not be responsible for losses resulting from acting upon telephone or electronic requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone or electronically are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape-recorded. Transfer requests initiated electronically require a personal identification number.

    If available under your Employer's Plan, you may also transfer amounts to a Related Participant Directed Account Option. The Related Participant Directed Account Option may not be available in all states, or in all Contracts.

    WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

    When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

    Each day, many Participants request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Participants'

"transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the underlying Funds that are available as investment options in the Contracts are also available as investment options in other variable annuity contracts, variable life insurance policies, group funding agreements and other products offered by Hartford. Further, some of the underlying Funds in certain products are also available directly to the public on a retail basis. Each day, investors and participants in these other products and Funds engage in transactions similar to the Sub-Account transfers described for Participants.

    Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, group variable annuity contracts, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

    For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

    WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. HARTFORD LIMITS EACH PARTICIPANT TO ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Participant Account value more than once a day.

    For example, if the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Participant Account value distributed among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

    However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

    SECOND, YOU CAN TRANSFER YOUR PARTICIPANT ACCOUNT VALUES BETWEEN OR AMONG THE SUB-ACCOUNTS OR GENERAL ACCOUNT OPTION UP TO 12 TIMES PER PARTICIPANT CONTRACT YEAR WITHOUT INCURRING A TRANSFER FEE. A Transfer Fee of $5 applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. These restrictions do not apply to transfers made under a Dollar Cost Averaging Program, which are not limited in number and are free of charge.

    In addition, for Contracts issued or amended on or after May 1, 1992:

    - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, may be prohibited. We do not currently enforce this prohibition.

    - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, may be prohibited. We do not currently enforce this prohibition.

    In addition, we may limit the maximum amount transferred or distributed from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account Option in any one Participant Contract Year.

    THIRD, THE UNDERLYING FUNDS HAVE IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE TRADING. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

    Hartford is bound by the Contracts with respect to frequent transfers of Participant Account value. Other than the restrictions described above, our Contracts do not allow us to limit or restrict the total number of transfers of Participant Account value. However, Hartford attempts to curb frequent transfers in the following ways:

X  Working with the underlying funds to identify frequent transfers; and

X Working with plan sponsors to limit frequent transfer activity by Participants.

    We rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Participants who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then provide the underlying Fund with information from the list so that it can determine whether the transfer activity violates its abusive transfer policy. The underlying Fund notifies us of each Participant in violation of its abusive transfer policy.

    Hartford provides the underlying Fund's notice to plan sponsors. We rely on plan sponsors to restrict or suspend Participants' Sub-Account transfer privileges. A plan sponsor may restrict or suspend a Participant's Sub-Account transfer privileges for a specified period of time or indefinitely. Since we rely on the plan sponsor to restrict or suspend a Participant's Sub-Account transfer privileges, there is the risk that the plan sponsor may refuse to restrict or suspend a Participant's Sub-Account transfer privileges. Since we rely on the plan sponsor to restrict or suspend a Participant's Sub-Account transfer privileges, there is the risk that the plan sponsor may refuse to restrict or suspend a Participant's Sub-Account transfer privileges.

    Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Participant. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.

    We may make changes to these procedures at any time.

    ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

    GROUP VARIABLE ANNUITY CONTRACTS. The Contracts, and other group variable annuities or group funding agreements issued by us, are offered to retirement plans, and plan sponsors administer their plan according to plan documents. These retirement plan documents may or may not have restrictions on Sub-Account transfers. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford may not be able to apply any restriction on transfers. Hartford works with plan sponsors and plan administrators to deter frequent transfer activity. Hartford has had only limited success in this area. As discussed below, frequent transfers by individuals or entities that occur in the Contracts and in other investment or retirement products provided by Hartford may increase your costs under this Contract and may also lower your Participant Account's overall performance.

    SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that certain owners of other Contracts have different Sub-Account transfer restrictions:

    - Certain contracts serviced by Windsor Securities, Inc., a registered broker-dealer firm, that sued Hartford in the 1990's for a variety of issues, have different Sub-Account transfer restrictions as a result of the settlement of litigation. With respect to owners of these contracts, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total contract value invested in any one underlying Fund. As of December 31, 2004, the total contract value for this group of contracts was approximately $115 million.

    POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. You should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

    - There is also a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

    - Many of the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Further, some of the underlying Funds in certain products are also available directly to the public on a retail basis. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents. These retirement plan documents may or may not have restrictions on Sub-Account transfers. Hartford works with plan sponsors and plan administrators to deter frequent transfer activity. Hartford has had only limited success in this area. In addition, frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive effect as frequent Sub-Account transfers done by Participants of this Contract.

    HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Participant Account's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's securities. There may also be administrative costs associated with these transactions.

    Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Participant Account.

    Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower death benefit paid to your Beneficiary or lower annuity payouts to the Annuitant.

    WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

    We print the prospectus for the Contracts together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the Contract prospectus, the policies and procedures described in the Contract prospectus control how we administer Sub-Account transfers.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

    You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor:

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

    - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day, divided by

    - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

    - The daily mortality and expense risk and administration charge adjusted for the number of days in the period.

METHOD TWO

    The Net Investment Factor for each Sub-Account equals:

    - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

    - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Prospectus of each Fund.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

    - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account Values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

    - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS

ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payment options (see "Annuity Payment Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payment option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payment option that permits the Beneficiary to elect to continue Annuity payments or receive the commuted value.

                             SETTLEMENT PROVISIONS

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payment option. (See "Annuity payment options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYMENTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity payment option under the Contract. (See "Annuity payment options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION
403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION
403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER

DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
a) ATTAINED AGE 59 1/2, b) A SEVERANCE FROM EMPLOYMENT, c) DIED, d) BECOME DISABLED OR e) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE
59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or
(c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?

    Once Annuity payments have started, no Surrenders are permitted except under a variable annuity under the Annuity Payment Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYMENT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age
70 1/2) and an Annuity payment option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payment options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payments at age 90 under Option 2 with 120 monthly payments certain. Annuity payments will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?

    The minimum Annuity payment is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payments are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payments.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYMENT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                        total amount applied under the option
 (a)  =                    at the Annuity Commencement Date
         --------------------------------------------------------------------
                 Annuity Unit value at the Annuity Commencement Date

         number of Annuity Units represented            number of monthly
 (b)  =  by each monthly Annuity payment made      X    Annuity payments made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYMENTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYMENT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer and who have a minimum Individual Account balance of $10,000 at the time they elect theSystematic Withdrawal Option ("SWO"). The maximum payment amount is 1.5% monthly, 4.5% quarterly, 9.0% semi-annually or 18.0% annually of the value of the Participant's Account at the time the SWO is elected. Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYMENTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payment option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payments would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

    Here is an example of how a Variable Annuity is determined:

                       ILLUSTRATION OF ANNUITY PAYMENTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

  A. Net amount applied........................................  $139,782.50
  B. Initial monthly income per $1,000 of payment applied......         6.13
  C. Initial monthly payment (A X B  DIVIDED BY 1,000).........  $    856.87
  D. Annuity Unit Value........................................        3.125
  E. Number of monthly annuity units (C  DIVIDED BY D).........      274.198
  F. Assume annuity unit value for second month equal to.......        2.897
  G. Second monthly payment (F X E)............................  $    794.35
  H. Assume annuity unit value for third month equal to........        3.415
  I. Third month payment (H X E)...............................  $    936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participation Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to the Contracts.

C. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

    The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

    Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

    We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

  1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS

    Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

  2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b)

    Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

    Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

    - after the participating employee attains age 59 1/2;

    - upon severance from employment;

    - upon death or disability; or

    - in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

    If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

  3. DEFERRED COMPENSATION PLANS UNDER SECTION 457

    Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

    Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

    All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

    In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

    - attains age 70 1/2,

    - has a severance from employment as defined in the Code (including death of the participating employee), or

    - suffers an unforeseeable financial emergency as defined in the Code.

  4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

    TRADITIONAL IRAS. Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
  Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

    SIMPLE IRAS. Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

    ROTH IRAS. Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

  5. FEDERAL TAX PENALTIES AND WITHHOLDING

    Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

    (a) PENALTY TAX ON EARLY DISTRIBUTIONS

      Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

    - Made on or after the date on which the employee reaches age 59 1/2;

    - Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

    - Attributable to the employee's becoming disabled (as defined in the Code);

    - Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

    - Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

    - Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

    - Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    - Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

    - A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

      If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

    (b) MINIMUM DISTRIBUTION PENALTY TAX

      If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

      An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

    - the calendar year in which the individual attains age 70 1/2; or

    - the calendar year in which the individual retires from service with the employer sponsoring the plan.

      The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

      The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

    - the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

    - over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

      Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

      If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

      If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

    (c) WITHHOLDING

      We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

      Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

      For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

      For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

      Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

      Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

  6. ROLLOVER DISTRIBUTIONS

    Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

    For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

    Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

    For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.

    The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

    - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

    - A contract acquired by the estate of a decedent by reason of such decedent's death,

    - Certain contracts acquired with respect to tax-qualified retirement arrangements,

    - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

    - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "owner" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of an "owner." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "owner." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW ARE THE CONTRACTS SOLD?

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

    The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.

    ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and 12b-1 fees, the distributor or its affiliates pay, out of their own assets, significant additional compensation ("Additional Payments") to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the group variable annuity contracts or group variable funding agreements ("Contracts") based on a number of factors. This additional compensation is not paid directly by you.

    With the exception of certain compensation arrangements discussed herein, and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets i.e., assets held over one year) and on sales of the Contracts attributable to a particular Financial Intermediary, may, but are normally not expected to, exceed, in the aggregate 2.00% of the average net assets of the Contracts attributable to a particular Financial Intermediary. As of December 31, 2004Hartford Life Insurance Company ("Hartford Life") has entered into an arrangement to make Additional Payments that are generally based on average net assets (or on aged assets) attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses to Retirement Plan Advisors, Inc. ("RPA"). Hartford Life may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediary and to other Financial Intermediaries. Separate Additional Payments may also be made in connection with the sale and distribution of the Contracts in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail below. With the exception of certain Negotiated Additional Amounts specifically discussed herein, payments of Negotiated Additional Amounts did not exceed 1.25% per Financial Intermediary for the calendar year ended December 31, 2004. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one Contract over another Contract. Please consult your Financial Intermediary for more information.

    DISTRIBUTION ARRANGEMENTS Contracts issued by Hartford Life are continuously offered and sold by selected broker-dealers who have selling agreements with Hartford Life. Except as discussed below, Hartford

Life bears all the expenses of providing distribution related services pursuant to the Contracts including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature.

    In addition to the commissions described herein, Hartford Life and its affiliates pay, out of their own assets, Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts. Certain Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the Contracts on a Financial Intermediary's list of products available for purchase by its customers. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the products and payments for providing training and information relating to the product and (2) "marketing support" fees for providing assistance in promoting the sale of the product. (Negotiated Additional Amounts). Subject to NASD regulations, Hartford Life and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of the Contracts, as well as sponsor various product educational programs, sales contests and/or promotions in which Financial Intermediaries that participate may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. Hartford Life and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for the Contracts or the amount that a registered representative will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one product over another product. Please consult your Financial Intermediary for more information.

    The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts are negotiated based on a range of qualitative factors, including, but not limited to, access and opportunity to provide product education and training, assistance with the development and implementation of joint marketing and business plans, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.

    For the fiscal year ended December 31, 2004, Hartford Life or its affiliates paid approximately $133,000 in total Additional Payments, including Negotiated Additional Amounts to Financial Intermediaries.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

    The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products,

The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

    A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

    In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.85%
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)

                                                                                       YEAR ENDING DECEMBER 31,
                                                                                       -------------------------
                                                                                                 2004
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period.......................................         $13.335
Accumulation unit value at end of period.............................................         $14.635
Number of accumulation units outstanding at end of period (in thousands).............              70
FRANKLIN SMALL-MID CAP GROWTH FUND
Accumulation unit value at beginning of period.......................................         $10.338
Accumulation unit value at end of period.............................................         $11.250
Number of accumulation units outstanding at end of period (in thousands).............              21
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Accumulation unit value at beginning of period.......................................         $ 8.382
Accumulation unit value at end of period.............................................         $ 8.957
Number of accumulation units outstanding at end of period (in thousands).............              75
TEMPLETON FOREIGN FUND
Accumulation unit value at beginning of period.......................................         $12.672
Accumulation unit value at end of period.............................................         $14.170
Number of accumulation units outstanding at end of period (in thousands).............              34
VAN KAMPEN EQUITY AND INCOME FUND
Accumulation unit value at beginning of period.......................................         $11.416
Accumulation unit value at end of period.............................................         $12.377
Number of accumulation units outstanding at end of period (in thousands).............              50
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning of period.......................................         $ 2.674
Accumulation unit value at end of period.............................................         $ 2.941
Number of accumulation units outstanding at end of period (in thousands).............             476
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning of period.......................................         $ 1.639
Accumulation unit value at end of period.............................................         $ 1.760
Number of accumulation units outstanding at end of period (in thousands).............             323
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning of period.......................................         $11.542
Accumulation unit value at end of period.............................................         $12.892
Number of accumulation units outstanding at end of period (in thousands).............             109
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning of period.......................................         $ 3.393
Accumulation unit value at end of period.............................................         $ 3.397
Number of accumulation units outstanding at end of period (in thousands).............              70
HARTFORD SMALL COMPANY HLS FUND
Accumulation unit value at beginning of period.......................................         $ 1.808
Accumulation unit value at end of period.............................................         $ 1.878
Number of accumulation units outstanding at end of period (in thousands).............             503
HARTFORD BOND HLS FUND
Accumulation unit value at beginning of period.......................................         $ 6.904
Accumulation unit value at end of period.............................................         $ 7.029
Number of accumulation units outstanding at end of period (in thousands).............             198

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                       PAGE
-------                                                       ----
GENERAL INFORMATION.........................................   2
  Safekeeping of Assets.....................................   2
  Experts...................................................   2
  Non-Participating.........................................   2
  Misstatement of Age or Sex................................   2
  Principal Underwriter.....................................   2
PERFORMANCE RELATED INFORMATION.............................   2
  Total Return for all Sub-Accounts.........................   2
  Yield for Sub-Accounts....................................   3
  Money Market Sub-Accounts.................................   3
  Additional Materials......................................   3
  Performance Comparisons...................................   4

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

        a. attained age 59 1/2

        b. severance from employment

        c. died, or

        d. become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford, CT 06144-1583

Name of Contractholder/Participant _____________________________________________

Address ________________________________________________________________________

City or Plan/School District ___________________________________________________

Date ___________________________________________________________________________

    To obtain a Statement of Additional
Information, complete the form below and mail to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford CT 06144-1583

    Please send a Statement of Additional
Information for Separate Account Eleven
(Form HV-4899-2) to me at the following address:

    _________________________________________
                       Name

     _________________________________________
                      Address

     _________________________________________
         City/State               Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.

Date of Prospectus: May 2, 2005
Date of Statement of Additional Information: May 2, 2005

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past two years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2004: $1,579,106; 2003:
$1,250,321 and 2002: $437,147. There were no underwriting commissions paid to HSD in its role as Principal Underwriter prior to that time.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is YIELD = 2[(a-b/cd +1) TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is hte base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
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PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International Eafe Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Eleven (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life Insurance Company Separate Account Eleven as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                            DREYFUS
                              AMERICAN                      LIFETIME
                           CENTURY EQUITY   AIM BASIC      GROWTH AND
                            INCOME FUND    VALUE FUND   INCOME PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........       166,231        --            --
      Class INV..........       203,049        --            --
      Other..............       --             45,504          7,824
                             ==========    ==========       ========
    Cost:
      Class ADV..........    $1,288,761        --            --
      Class INV..........     1,485,057        --            --
      Other..............       --         $1,229,215       $119,113
                             ==========    ==========       ========
    Market Value:
      Class ADV..........    $1,348,135        --            --
      Class INV..........     1,646,727        --            --
      Other..............       --         $1,475,228       $129,336
  Due from Hartford Life
   Insurance Company.....         6,012        --            --
  Receivable from fund
   shares sold...........       --                299            194
  Other assets...........             2        --            --
                             ----------    ----------       --------
  Total Assets...........     3,000,876     1,475,527        129,530
                             ----------    ----------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                299            194
  Payable for fund shares
   purchased.............         6,012        --            --
  Other liabilities......       --             --            --
                             ----------    ----------       --------
  Total Liabilities......         6,012           299            194
                             ----------    ----------       --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $2,994,864    $1,475,228       $129,336
                             ==========    ==========       ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       218,366       127,412         11,565
  Unit Values*...........    $    13.71    $    11.58       $  11.18

  * Unit value amounts represent an average of individual unit values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                             DREYFUS      DREYFUS
                            LIFETIME     LIFETIME      DREYFUS        FIDELITY       FEDERATED      FRANKLIN        FRANKLIN
                             GROWTH       INCOME     PREMIER CORE   ADVISOR VALUE   SHORT-TERM    BALANCE SHEET   MUTUAL SHARES
                            PORTFOLIO    PORTFOLIO    BOND FUND    STRATEGIES FUND  INCOME FUND  INVESTMENT FUND      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------  ------------  ---------------  -----------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........     --           --            --            --              --             --              --
      Class INV..........     --           --            --            --              --             --              --
      Other..............      5,057        5,795        13,363         13,510         15,045          38,443         35,594
                             =======      =======      ========       ========       ========      ==========       ========
    Cost:
      Class ADV..........     --           --            --            --              --             --              --
      Class INV..........     --           --            --            --              --             --              --
      Other..............    $60,742      $73,281      $194,174       $367,430       $129,202      $1,696,633       $746,253
                             =======      =======      ========       ========       ========      ==========       ========
    Market Value:
      Class ADV..........     --           --            --            --              --             --              --
      Class INV..........     --           --            --            --              --             --              --
      Other..............    $75,300      $73,541      $197,770       $486,509       $127,128      $2,239,713       $816,531
  Due from Hartford Life
   Insurance Company.....     --           --            --                  6              8           1,806          2,997
  Receivable from fund
   shares sold...........         74           10            69        --              --             --              --
  Other assets...........     --           --                11        --                   2               2         --
                             -------      -------      --------       --------       --------      ----------       --------
  Total Assets...........     75,374       73,551       197,850        486,515        127,138       2,241,521        819,528
                             -------      -------      --------       --------       --------      ----------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         74            9            69        --              --             --              --
  Payable for fund shares
   purchased.............     --           --            --                  6              8           1,806          2,997
  Other liabilities......     --           --            --            --              --             --              --
                             -------      -------      --------       --------       --------      ----------       --------
  Total Liabilities......         74            9            69              6              8           1,806          2,997
                             -------      -------      --------       --------       --------      ----------       --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $75,300      $73,542      $197,781       $486,509       $127,130      $2,239,715       $816,531
                             =======      =======      ========       ========       ========      ==========       ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      6,870        6,639        16,846         34,707         12,205         148,574         64,488
  Unit Values*...........    $ 10.96      $ 11.08      $  11.74       $  14.02       $  10.42      $    15.07       $  12.66

  * Unit value amounts represent an average of individual unit values, which differ within each Sub-Account.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                           FRANKLIN SMALL-                JOHN HANCOCK
                               MID CAP       TEMPLETON     SMALL CAP
                             GROWTH FUND    FOREIGN FUND  EQUITY FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --               --            --
      Class INV..........      --               --            --
      Other..............       10,242          148,840       41,566
                              ========       ==========     ========
    Cost:
      Class ADV..........      --               --            --
      Class INV..........      --               --            --
      Other..............     $302,894       $1,523,949     $669,407
                              ========       ==========     ========
    Market Value:
      Class ADV..........      --               --            --
      Class INV..........      --               --            --
      Other..............     $349,861       $1,830,734     $802,638
  Due from Hartford Life
   Insurance Company.....           87              102        1,876
  Receivable from fund
   shares sold...........      --               --            --
  Other assets...........      --               --            --
                              --------       ----------     --------
  Total Assets...........      349,948        1,830,836      804,514
                              --------       ----------     --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --               --            --
  Payable for fund shares
   purchased.............           87              102        1,876
  Other liabilities......      --               --            --
                              --------       ----------     --------
  Total Liabilities......           87              102        1,876
                              --------       ----------     --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $349,861       $1,830,734     $802,638
                              ========       ==========     ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       31,476          129,971       75,920
  Unit Values*...........     $  11.12       $    14.09     $  10.57

  * Unit value amounts represent an average of individual unit values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                          HARTFORD
                             HARTFORD                     CAPITAL        HARTFORD                       HARTFORD GLOBAL
                           ADVISERS HLS  HARTFORD BOND  APPRECIATION   DIVIDEND AND    HARTFORD GLOBAL    TECHNOLOGY
                               FUND        HLS FUND       HLS FUND    GROWTH HLS FUND  HEALTH HLS FUND     HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -------------  ------------  ---------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --            --             --             --              --               --
      Class INV..........      --            --             --             --              --               --
      Other..............      157,010       355,899        175,067        233,677          17,900           14,501
                            ==========    ==========     ==========     ==========        ========          =======
    Cost:
      Class ADV..........      --            --             --             --              --               --
      Class INV..........      --            --             --             --              --               --
      Other..............   $3,221,095    $4,257,054     $6,848,603     $4,083,930        $257,175          $65,556
                            ==========    ==========     ==========     ==========        ========          =======
    Market Value:
      Class ADV..........      --            --             --             --              --               --
      Class INV..........      --            --             --             --              --               --
      Other..............   $3,618,018    $4,250,459     $9,354,124     $4,866,467        $302,852          $71,676
  Due from Hartford Life
   Insurance Company.....           18           169          5,809            172         --               --
  Receivable from fund
   shares sold...........      --            --             --             --                   56               42
  Other assets...........      --            --             --             --              --               --
                            ----------    ----------     ----------     ----------        --------          -------
  Total Assets...........    3,618,036     4,250,628      9,359,933      4,866,639         302,908           71,718
                            ----------    ----------     ----------     ----------        --------          -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --             --             --                   56               42
  Payable for fund shares
   purchased.............           17           169          5,809            173         --               --
  Other liabilities......      --                  2        --             --              --               --
                            ----------    ----------     ----------     ----------        --------          -------
  Total Liabilities......           17           171          5,809            173              56               42
                            ----------    ----------     ----------     ----------        --------          -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $3,618,019    $4,250,457     $9,354,124     $4,866,466        $302,852          $71,676
                            ==========    ==========     ==========     ==========        ========          =======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      351,731       443,109        644,630      1,093,246          22,406           10,156
  Unit Values*...........   $    10.29    $     9.59     $    14.51     $     4.45        $  13.52          $  7.06


                           HARTFORD INDEX
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........       --
      Class INV..........       --
      Other..............       134,983
                             ==========
    Cost:
      Class ADV..........       --
      Class INV..........       --
      Other..............    $3,566,558
                             ==========
    Market Value:
      Class ADV..........       --
      Class INV..........       --
      Other..............    $4,342,027
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........            48
  Other assets...........       --
                             ----------
  Total Assets...........     4,342,075
                             ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            47
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                             ----------
  Total Liabilities......            47
                             ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $4,342,028
                             ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       987,584
  Unit Values*...........    $     4.40

  * Unit value amounts represent an average of individual unit values, which differ within each Sub-Account.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                            HARTFORD
                            HARTFORD                        MORTGAGE
                           MIDCAP HLS   HARTFORD MONEY   SECURITIES HLS
                              FUND      MARKET HLS FUND       FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ---------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --           --               --
      Class INV..........      --           --               --
      Other..............     166,638       689,231           41,883
                           ==========      ========         ========
    Cost:
      Class ADV..........      --           --               --
      Class INV..........      --           --               --
      Other..............  $3,714,207      $689,231         $495,779
                           ==========      ========         ========
    Market Value:
      Class ADV..........      --           --               --
      Class INV..........      --           --               --
      Other..............  $4,768,018      $689,231         $490,324
  Due from Hartford Life
   Insurance Company.....      12,777       --               --
  Receivable from fund
   shares sold...........      --                39               45
  Other assets...........      --                 2          --
                           ----------      --------         --------
  Total Assets...........   4,780,795       689,272          490,369
                           ----------      --------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                39               45
  Payable for fund shares
   purchased.............      12,777       --               --
  Other liabilities......      --           --               --
                           ----------      --------         --------
  Total Liabilities......      12,777            39               45
                           ----------      --------         --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $4,768,018      $689,233         $490,324
                           ==========      ========         ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........     355,031       112,790           55,791
  Unit Values*...........  $    13.43      $   6.11         $   8.79

  * Unit value amounts represent an average of individual unit values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           HARTFORD SMALL                                                              AIM SMALL
                            COMPANY HLS    HARTFORD STOCK    AIM FINANCIAL        AIM LEISURE           COMPANY
                                FUND          HLS FUND       SERVICES FUND            FUND            GROWTH FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT (B)     SUB-ACCOUNT (C)
                           --------------  --------------  ------------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........       --              --              --                  --                  --
      Class INV..........       --              --              --                  --                  --
      Other..............       102,987          62,427           10,018              10,119              28,736
                             ==========      ==========         ========            ========            ========
    Cost:
      Class ADV..........       --              --              --                  --                  --
      Class INV..........       --              --              --                  --                  --
      Other..............    $1,427,364      $2,429,220         $279,165            $424,942            $308,575
                             ==========      ==========         ========            ========            ========
    Market Value:
      Class ADV..........       --              --              --                  --                  --
      Class INV..........       --              --              --                  --                  --
      Other..............    $1,673,627      $2,854,434         $293,119            $473,270            $361,213
  Due from Hartford Life
   Insurance Company.....            68         --              --                  --                  --
  Receivable from fund
   shares sold...........       --                   69            5,145                  29                  15
  Other assets...........             2               2                7            --                  --
                             ----------      ----------         --------            --------            --------
  Total Assets...........     1,673,697       2,854,505          298,271             473,299             361,228
                             ----------      ----------         --------            --------            --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                   69            5,145                  29                  15
  Payable for fund shares
   purchased.............            68         --              --                  --                  --
  Other liabilities......       --              --              --                  --                  --
                             ----------      ----------         --------            --------            --------
  Total Liabilities......            68              69            5,145                  29                  15
                             ----------      ----------         --------            --------            --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $1,673,629      $2,854,436         $293,126            $473,270            $361,213
                             ==========      ==========         ========            ========            ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       621,934         267,503           24,936              37,861              33,605
  Unit Values*...........    $     2.69      $    10.67         $  11.76            $  12.50            $  10.75

                                               JANUS ADVISER
                                  AIM             CAPITAL
                               TECHNOLOGY      APPRECIATION
                                  FUND             FUND
                            SUB-ACCOUNT (D)     SUB-ACCOUNT
                           ------------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........       --                 --
      Class INV..........       --                 --
      Other..............          3,977            49,480
                                ========        ==========
    Cost:
      Class ADV..........       --                 --
      Class INV..........       --                 --
      Other..............       $ 92,618        $  969,818
                                ========        ==========
    Market Value:
      Class ADV..........       --                 --
      Class INV..........       --                 --
      Other..............       $101,166        $1,240,470
  Due from Hartford Life
   Insurance Company.....       --                  11,997
  Receivable from fund
   shares sold...........              4           --
  Other assets...........       --                 --
                                --------        ----------
  Total Assets...........        101,170         1,252,467
                                --------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              4           --
  Payable for fund shares
   purchased.............       --                  11,997
  Other liabilities......       --                 --
                                --------        ----------
  Total Liabilities......              4            11,997
                                --------        ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $101,166        $1,240,470
                                ========        ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........         13,214           103,895
  Unit Values*...........       $   7.66        $    11.94

  * Unit value amounts represent an average of individual unit values, which differ within each Sub-Account.
(a) Formerly Invesco Financial Services Fund Sub-Account. Change effective October 15, 2004.
(b)  Formerly Invesco Leisure Fund Sub-Account. Change effective October 15,
     2004.
(c) Formerly Invesco Small Company Growth Fund Sub-Account. Change effective October 15, 2004.
(d) Formerly Invesco Technology Fund Sub-Account. Change effective October 15, 2004.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                           JANUS ADVISER  JANUS ADVISER   MASSACHUSETTS     MFS CAPITAL
                           INTERNATIONAL    WORLDWIDE    INVESTORS GROWTH  OPPORTUNITIES
                            GROWTH FUND       FUND          STOCK FUND         FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -------------  ----------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --             --              --               --
      Class INV..........      --             --              --               --
      Other..............       3,460          4,038           140,173         58,373
                             ========       ========        ==========       ========
    Cost:
      Class ADV..........      --             --              --               --
      Class INV..........      --             --              --               --
      Other..............    $ 68,841       $100,007        $1,527,035       $589,303
                             ========       ========        ==========       ========
    Market Value:
      Class ADV..........      --             --              --               --
      Class INV..........      --             --              --               --
      Other..............    $100,042       $111,193        $1,732,540       $778,698
  Due from Hartford Life
   Insurance Company.....      --             --              --               12,024
  Receivable from fund
   shares sold...........          10              8                21         --
  Other assets...........      --             --              --               --
                             --------       --------        ----------       --------
  Total Assets...........     100,052        111,201         1,732,561        790,722
                             --------       --------        ----------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          10              9                21         --
  Payable for fund shares
   purchased.............      --             --              --               12,025
  Other liabilities......      --             --              --               --
                             --------       --------        ----------       --------
  Total Liabilities......          10              9                21         12,025
                             --------       --------        ----------       --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $100,042       $111,192        $1,732,540       $778,697
                             ========       ========        ==========       ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       8,016         34,267           180,947         75,199
  Unit Values*...........    $  12.48       $   3.24        $     9.57       $  10.36

  * Unit value amounts represent an average of individual unit values, which differ within each Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                                                OPPENHEIMER
                                                                                    OAKMARK       CAPITAL
                            MFS HIGH    MFS MID CAP  MFS UTILITIES   MFS VALUE   INTERNATIONAL  APPRECIATION  OPPENHEIMER
                           INCOME FUND  GROWTH FUND      FUND          FUND        SMALL CAP        FUND      GLOBAL FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------  -----------  -------------  ------------  -----------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........     --           --            --             --           --             --            --
      Class INV..........     --           --            --             --           --             --            --
      Other..............     60,085       50,115        13,100         45,666       38,855          28,307       20,634
                            ========     ========      ========     ==========     ========      ==========   ==========
    Cost:
      Class ADV..........     --           --            --             --           --             --            --
      Class INV..........     --           --            --             --           --             --            --
      Other..............   $233,238     $404,005      $104,928     $  911,869     $581,155      $  998,128   $  977,476
                            ========     ========      ========     ==========     ========      ==========   ==========
    Market Value:
      Class ADV..........     --           --            --             --           --             --            --
      Class INV..........     --           --            --             --           --             --            --
      Other..............   $240,941     $448,031      $143,964     $1,056,714     $778,258      $1,166,800   $1,253,926
  Due from Hartford Life
   Insurance Company.....      3,117           60        --             --            1,473         --             3,345
  Receivable from fund
   shares sold...........     --           --                15             19       --                   2       --
  Other assets...........         58       --                27         --           --             --            --
                            --------     --------      --------     ----------     --------      ----------   ----------
  Total Assets...........    244,116      448,091       144,006      1,056,733      779,731       1,166,802    1,257,271
                            --------     --------      --------     ----------     --------      ----------   ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --           --                15             18       --                   2       --
  Payable for fund shares
   purchased.............      3,117           60        --             --            1,473         --             3,345
  Other liabilities......     --           --            --             --           --             --            --
                            --------     --------      --------     ----------     --------      ----------   ----------
  Total Liabilities......      3,117           60            15             18        1,473               2        3,345
                            --------     --------      --------     ----------     --------      ----------   ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $240,999     $448,031      $143,991     $1,056,715     $778,258      $1,166,800   $1,253,926
                            ========     ========      ========     ==========     ========      ==========   ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........     18,458       48,182         9,988         85,957       42,376         109,724       72,060
  Unit Values*...........   $  13.06     $   9.30      $  14.42     $    12.29     $  18.37      $    10.63   $    17.40

                                           VAN KAMPEN
                              PUTNAM       EQUITY AND
                           INTERNATIONAL     INCOME
                            EQUITY FUND       FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --             --
      Class INV..........      --             --
      Other..............      31,594         620,812
                             ========      ==========
    Cost:
      Class ADV..........      --             --
      Class INV..........      --             --
      Other..............    $603,698      $4,631,943
                             ========      ==========
    Market Value:
      Class ADV..........      --             --
      Class INV..........      --             --
      Other..............    $748,137      $5,351,401
  Due from Hartford Life
   Insurance Company.....       1,303           3,426
  Receivable from fund
   shares sold...........      --             --
  Other assets...........      --                   2
                             --------      ----------
  Total Assets...........     749,440       5,354,829
                             --------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --
  Payable for fund shares
   purchased.............       1,303           3,426
  Other liabilities......      --             --
                             --------      ----------
  Total Liabilities......       1,303           3,426
                             --------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $748,137      $5,351,403
                             ========      ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      58,900         431,288
  Unit Values*...........    $  12.70      $    12.41

  * Unit value amounts represent an average of individual unit values, which differ within each Sub-Account.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            DREYFUS
                              AMERICAN                      LIFETIME
                           CENTURY EQUITY   AIM BASIC      GROWTH AND
                            INCOME FUND    VALUE FUND   INCOME PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------  ----------------
INVESTMENT INCOME:
  Dividends..............     $ 51,439      $ --             $2,006
                              --------      --------         ------
EXPENSE:
  Mortality and expense
   undertakings..........       (9,742)       (4,073)          (773)
                              --------      --------         ------
    Net investment income
     (loss)..............       41,697        (4,073)         1,233
                              --------      --------         ------
CAPITAL GAINS INCOME
 (LOSS)..................      143,708        --            --
                              --------      --------         ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          205          (248)           672
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       87,601       133,565          4,738
                              --------      --------         ------
    Net gain (loss) on
     investments.........       87,806       133,317          5,410
                              --------      --------         ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $273,211      $129,244         $6,643
                              ========      ========         ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                             DREYFUS      DREYFUS
                            LIFETIME     LIFETIME      DREYFUS        FIDELITY       FEDERATED      FRANKLIN        FRANKLIN
                             GROWTH       INCOME     PREMIER CORE   ADVISOR VALUE   SHORT-TERM    BALANCE SHEET   MUTUAL SHARES
                            PORTFOLIO    PORTFOLIO    BOND FUND    STRATEGIES FUND  INCOME FUND  INVESTMENT FUND      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------  ------------  ---------------  -----------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............    $--          $1,946        $5,691         $--            $3,010        $ 15,880         $10,441
                             ------       ------        ------         -------        ------        --------         -------
EXPENSE:
  Mortality and expense
   undertakings..........      (528)        (390)         (844)         (1,422)         (392)         (7,434)         (4,586)
                             ------       ------        ------         -------        ------        --------         -------
    Net investment income
     (loss)..............      (528)       1,556         4,847          (1,422)        2,618           8,446           5,855
                             ------       ------        ------         -------        ------        --------         -------
CAPITAL GAINS INCOME
 (LOSS)..................     --           --           --               2,001         --             33,591          14,388
                             ------       ------        ------         -------        ------        --------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       386           11            29             361            80             138          68,984
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......     6,332         (174)        1,454          52,626          (673)        354,242          (5,459)
                             ------       ------        ------         -------        ------        --------         -------
    Net gain (loss) on
     investments.........     6,718         (163)        1,483          52,987          (593)        354,380          63,525
                             ------       ------        ------         -------        ------        --------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $6,190       $1,393        $6,330         $53,566        $2,025        $396,417         $83,768
                             ======       ======        ======         =======        ======        ========         =======

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           FRANKLIN SMALL-                JOHN HANCOCK
                               MID CAP       TEMPLETON     SMALL CAP
                             GROWTH FUND    FOREIGN FUND  EQUITY FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............      $--            $ 31,642      $--
                               -------        --------      -------
EXPENSE:
  Mortality and expense
   undertakings..........       (1,328)         (8,274)      (2,218)
                               -------        --------      -------
    Net investment income
     (loss)..............       (1,328)         23,368       (2,218)
                               -------        --------      -------
CAPITAL GAINS INCOME
 (LOSS)..................      --                2,813       --
                               -------        --------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        3,065          21,545        1,164
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       30,346         214,969       80,342
                               -------        --------      -------
    Net gain (loss) on
     investments.........       33,411         236,514       81,506
                               -------        --------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $32,083        $262,695      $79,288
                               =======        ========      =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                          HARTFORD
                             HARTFORD                     CAPITAL        HARTFORD                       HARTFORD GLOBAL
                           ADVISERS HLS  HARTFORD BOND  APPRECIATION   DIVIDEND AND    HARTFORD GLOBAL    TECHNOLOGY
                               FUND        HLS FUND       HLS FUND    GROWTH HLS FUND  HEALTH HLS FUND     HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -------------  ------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ 70,559      $168,738      $   27,876      $ 61,373          $   156          $--
                             --------      --------      ----------      --------          -------          -------
EXPENSE:
  Mortality and expense
   undertakings..........     (22,341)      (22,056)        (42,567)      (17,629)            (917)            (277)
                             --------      --------      ----------      --------          -------          -------
    Net investment income
     (loss)..............      48,218       146,682         (14,691)       43,744             (761)            (277)
                             --------      --------      ----------      --------          -------          -------
CAPITAL GAINS INCOME
 (LOSS)..................      --            93,034         --            --                 8,454          --
                             --------      --------      ----------      --------          -------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       4,731         3,067          67,216        24,978            5,404               13
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      50,046       (92,123)      1,206,807       403,063           19,190              (99)
                             --------      --------      ----------      --------          -------          -------
    Net gain (loss) on
     investments.........      54,777       (89,056)      1,274,023       428,041           24,594              (86)
                             --------      --------      ----------      --------          -------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $102,995      $150,660      $1,259,332      $471,785          $32,287          $  (363)
                             ========      ========      ==========      ========          =======          =======


                           HARTFORD INDEX
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............     $ 52,227
                              --------
EXPENSE:
  Mortality and expense
   undertakings..........      (19,511)
                              --------
    Net investment income
     (loss)..............       32,716
                              --------
CAPITAL GAINS INCOME
 (LOSS)..................       12,410
                              --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       11,827
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      314,415
                              --------
    Net gain (loss) on
     investments.........      326,242
                              --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $371,368
                              ========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            HARTFORD
                            HARTFORD                        MORTGAGE
                           MIDCAP HLS   HARTFORD MONEY   SECURITIES HLS
                              FUND      MARKET HLS FUND       FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............   $ 11,306        $ 5,815         $20,473
                            --------        -------         -------
EXPENSE:
  Mortality and expense
   undertakings..........    (18,420)        (2,913)         (3,065)
                            --------        -------         -------
    Net investment income
     (loss)..............     (7,114)         2,902          17,408
                            --------        -------         -------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --                  754
                            --------        -------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     56,977        --                   55
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......    573,587        --               (3,749)
                            --------        -------         -------
    Net gain (loss) on
     investments.........    630,564        --               (3,694)
                            --------        -------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $623,450        $ 2,902         $14,468
                            ========        =======         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                           HARTFORD SMALL                                                              AIM SMALL
                            COMPANY HLS    HARTFORD STOCK    AIM FINANCIAL        AIM LEISURE           COMPANY
                                FUND          HLS FUND       SERVICES FUND            FUND            GROWTH FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT (B)     SUB-ACCOUNT (C)
                           --------------  --------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $--             $ 31,783          $  2,091            $ 3,515             $--
                              --------        --------          --------            -------             -------
EXPENSE:
  Mortality and expense
   undertakings..........       (7,881)        (13,911)           (1,709)            (2,784)             (1,940)
                              --------        --------          --------            -------             -------
    Net investment income
     (loss)..............       (7,881)         17,872               382                731              (1,940)
                              --------        --------          --------            -------             -------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --                 23,066            --                  --
                              --------        --------          --------            -------             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       20,281          48,477             9,625             57,430              26,458
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      146,814          44,263           (14,631)            (6,859)             14,420
                              --------        --------          --------            -------             -------
    Net gain (loss) on
     investments.........      167,095          92,740            (5,006)            50,571              40,878
                              --------        --------          --------            -------             -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $159,214        $110,612          $ 18,442            $51,302             $38,938
                              ========        ========          ========            =======             =======

                                               JANUS ADVISER
                                  AIM             CAPITAL
                               TECHNOLOGY      APPRECIATION
                                  FUND             FUND
                            SUB-ACCOUNT (D)     SUB-ACCOUNT
                           ------------------  -------------
INVESTMENT INCOME:
  Dividends..............       -$-              $ --
                                 ------          --------
EXPENSE:
  Mortality and expense
   undertakings..........          (478)           (5,728)
                                 ------          --------
    Net investment income
     (loss)..............          (478)           (5,728)
                                 ------          --------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --
                                 ------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           433             1,327
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......         2,355           173,586
                                 ------          --------
    Net gain (loss) on
     investments.........         2,788           174,913
                                 ------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $2,310          $169,185
                                 ======          ========

(a) Formerly Invesco Financial Services Fund Sub-Account. Change effective October 15, 2004.
(b)  Formerly Invesco Leisure Fund Sub-Account. Change effective October 15,
     2004.
(c) Formerly Invesco Small Company Growth Fund Sub-Account. Change effective October 15, 2004.
(d) Formerly Invesco Technology Fund Sub-Account. Change effective October 15, 2004.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           JANUS ADVISER  JANUS ADVISER   MASSACHUSETTS     MFS CAPITAL
                           INTERNATIONAL    WORLDWIDE    INVESTORS GROWTH  OPPORTUNITIES
                            GROWTH FUND       FUND          STOCK FUND         FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............     $   611        $  373          $  6,786         $ 2,932
                              -------        ------          --------         -------
EXPENSE:
  Mortality and expense
   undertakings..........        (508)         (622)           (7,053)         (4,305)
                              -------        ------          --------         -------
    Net investment income
     (loss)..............         103          (249)             (267)         (1,373)
                              -------        ------          --------         -------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --               --               --
                              -------        ------          --------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (199)        3,054               840             707
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      15,306         1,522           137,678          79,108
                              -------        ------          --------         -------
    Net gain (loss) on
     investments.........      15,107         4,576           138,518          79,815
                              -------        ------          --------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $15,210        $4,327          $138,251         $78,442
                              =======        ======          ========         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                                                OPPENHEIMER
                                                                                    OAKMARK       CAPITAL
                            MFS HIGH    MFS MID CAP  MFS UTILITIES   MFS VALUE   INTERNATIONAL  APPRECIATION  OPPENHEIMER
                           INCOME FUND  GROWTH FUND      FUND          FUND        SMALL CAP        FUND      GLOBAL FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------  -----------  -------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $12,152      $--           $ 1,267      $  9,124      $  9,861       $--          $  5,619
                             -------      -------       -------      --------      --------       -------      --------
EXPENSE:
  Mortality and expense
   undertakings..........     (1,185)      (2,859)         (597)       (5,481)       (1,901)       (5,484)       (3,710)
                             -------      -------       -------      --------      --------       -------      --------
    Net investment income
     (loss)..............     10,967       (2,859)          670         3,643         7,960        (5,484)        1,909
                             -------      -------       -------      --------      --------       -------      --------
CAPITAL GAINS INCOME
 (LOSS)..................     --           --            --            --            13,651        --            --
                             -------      -------       -------      --------      --------       -------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         58       40,215            (9)       59,944           513         1,172        35,088
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      4,457        7,252        25,100        51,220       123,215        61,611       115,707
                             -------      -------       -------      --------      --------       -------      --------
    Net gain (loss) on
     investments.........      4,515       47,467        25,091       111,164       123,728        62,783       150,795
                             -------      -------       -------      --------      --------       -------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $15,482      $44,608       $25,761      $114,807      $145,339       $57,299      $152,704
                             =======      =======       =======      ========      ========       =======      ========

                                          VAN KAMPEN
                              PUTNAM      EQUITY AND
                           INTERNATIONAL    INCOME
                            EQUITY FUND      FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
INVESTMENT INCOME:
  Dividends..............     $10,106      $ 97,426
                              -------      --------
EXPENSE:
  Mortality and expense
   undertakings..........      (2,030)      (19,601)
                              -------      --------
    Net investment income
     (loss)..............       8,076        77,825
                              -------      --------
CAPITAL GAINS INCOME
 (LOSS)..................      --             7,953
                              -------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (246)       29,034
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      88,234       378,321
                              -------      --------
    Net gain (loss) on
     investments.........      87,988       407,355
                              -------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $96,064      $493,133
                              =======      ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            DREYFUS
                              AMERICAN                      LIFETIME
                           CENTURY EQUITY   AIM BASIC      GROWTH AND
                            INCOME FUND    VALUE FUND   INCOME PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $   41,697    $   (4,073)      $  1,233
  Capital gains income...       143,708        --            --
  Net realized gain
   (loss) on security
   transactions..........           205          (248)           672
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        87,601       133,565          4,738
                             ----------    ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       273,211       129,244          6,643
                             ----------    ----------       --------
UNIT TRANSACTIONS:
  Purchases..............     1,196,589       428,135         72,158
  Net transfers..........       236,974       134,945          3,070
  Surrenders for benefit
   payments and fees.....       (85,371)      (76,527)        (7,177)
  Net loan activity......           (16)           (5)       --
                             ----------    ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,348,176       486,548         68,051
                             ----------    ----------       --------
  Net increase (decrease)
   in net assets.........     1,621,387       615,792         74,694
NET ASSETS:
  Beginning of year......     1,373,477       859,436         54,642
                             ----------    ----------       --------
  End of year............    $2,994,864    $1,475,228       $129,336
                             ==========    ==========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                             DREYFUS      DREYFUS
                            LIFETIME     LIFETIME      DREYFUS        FIDELITY       FEDERATED      FRANKLIN        FRANKLIN
                             GROWTH       INCOME     PREMIER CORE   ADVISOR VALUE   SHORT-TERM    BALANCE SHEET   MUTUAL SHARES
                            PORTFOLIO    PORTFOLIO    BOND FUND    STRATEGIES FUND  INCOME FUND  INVESTMENT FUND      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------  ------------  ---------------  -----------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $  (528)     $ 1,556      $  4,847       $ (1,422)      $  2,618      $    8,446       $   5,855
  Capital gains income...     --           --            --              2,001         --              33,591          14,388
  Net realized gain
   (loss) on security
   transactions..........        386           11            29            361             80             138          68,984
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      6,332         (174)        1,454         52,626           (673)        354,242          (5,459)
                             -------      -------      --------       --------       --------      ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      6,190        1,393         6,330         53,566          2,025         396,417          83,768
                             -------      -------      --------       --------       --------      ----------       ---------
UNIT TRANSACTIONS:
  Purchases..............     28,455       42,810        81,867        140,577         40,948         632,164         232,375
  Net transfers..........     (4,193)        (185)       23,932         10,727        (16,130)         92,643         442,854
  Surrenders for benefit
   payments and fees.....     (3,247)      (1,092)       (1,178)       (22,781)        (4,248)        (56,309)       (427,614)
  Net loan activity......         (5)          (5)           (4)            (3)        --                 (18)            (23)
                             -------      -------      --------       --------       --------      ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     21,010       41,528       104,617        128,520         20,570         668,480         247,592
                             -------      -------      --------       --------       --------      ----------       ---------
  Net increase (decrease)
   in net assets.........     27,200       42,921       110,947        182,086         22,595       1,064,897         331,360
NET ASSETS:
  Beginning of year......     48,100       30,621        86,834        304,423        104,535       1,174,818         485,171
                             -------      -------      --------       --------       --------      ----------       ---------
  End of year............    $75,300      $73,542      $197,781       $486,509       $127,130      $2,239,715       $ 816,531
                             =======      =======      ========       ========       ========      ==========       =========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           FRANKLIN SMALL-                JOHN HANCOCK
                               MID CAP       TEMPLETON     SMALL CAP
                             GROWTH FUND    FOREIGN FUND  EQUITY FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................     $ (1,328)      $   23,368     $ (2,218)
  Capital gains income...      --                 2,813       --
  Net realized gain
   (loss) on security
   transactions..........        3,065           21,545        1,164
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       30,346          214,969       80,342
                              --------       ----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       32,083          262,695       79,288
                              --------       ----------     --------
UNIT TRANSACTIONS:
  Purchases..............      138,340        1,101,282      248,968
  Net transfers..........       65,207          199,158      166,870
  Surrenders for benefit
   payments and fees.....       (1,924)        (252,164)     (17,793)
  Net loan activity......          (10)             (35)         (11)
                              --------       ----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      201,613        1,048,241      398,034
                              --------       ----------     --------
  Net increase (decrease)
   in net assets.........      233,696        1,310,936      477,322
NET ASSETS:
  Beginning of year......      116,165          519,798      325,316
                              --------       ----------     --------
  End of year............     $349,861       $1,830,734     $802,638
                              ========       ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                          HARTFORD
                             HARTFORD                     CAPITAL        HARTFORD                       HARTFORD GLOBAL
                           ADVISERS HLS  HARTFORD BOND  APPRECIATION   DIVIDEND AND    HARTFORD GLOBAL    TECHNOLOGY
                               FUND        HLS FUND       HLS FUND    GROWTH HLS FUND  HEALTH HLS FUND     HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -------------  ------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   48,218    $  146,682     $  (14,691)    $   43,744        $   (761)         $  (277)
  Capital gains income...      --             93,034        --             --                8,454          --
  Net realized gain
   (loss) on security
   transactions..........        4,731         3,067         67,216         24,978           5,404               13
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       50,046       (92,123)     1,206,807        403,063          19,190              (99)
                            ----------    ----------     ----------     ----------        --------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      102,995       150,660      1,259,332        471,785          32,287             (363)
                            ----------    ----------     ----------     ----------        --------          -------
UNIT TRANSACTIONS:
  Purchases..............      582,944     1,821,917      1,761,527      1,338,254          62,646           21,386
  Net transfers..........      (32,371)       56,698      1,193,113        332,206         (31,917)          18,131
  Surrenders for benefit
   payments and fees.....     (152,080)     (181,498)       (56,129)       (50,570)         (5,934)          (2,207)
  Net loan activity......         (143)         (215)          (301)          (149)            (18)         --
                            ----------    ----------     ----------     ----------        --------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      398,350     1,696,902      2,898,210      1,619,741          24,777           37,310
                            ----------    ----------     ----------     ----------        --------          -------
  Net increase (decrease)
   in net assets.........      501,345     1,847,562      4,157,542      2,091,526          57,064           36,947
NET ASSETS:
  Beginning of year......    3,116,674     2,402,895      5,196,582      2,774,940         245,788           34,729
                            ----------    ----------     ----------     ----------        --------          -------
  End of year............   $3,618,019    $4,250,457     $9,354,124     $4,866,466        $302,852          $71,676
                            ==========    ==========     ==========     ==========        ========          =======


                           HARTFORD INDEX
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $   32,716
  Capital gains income...        12,410
  Net realized gain
   (loss) on security
   transactions..........        11,827
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       314,415
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       371,368
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       915,679
  Net transfers..........        65,459
  Surrenders for benefit
   payments and fees.....       (96,229)
  Net loan activity......          (153)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       884,756
                             ----------
  Net increase (decrease)
   in net assets.........     1,256,124
NET ASSETS:
  Beginning of year......     3,085,904
                             ----------
  End of year............    $4,342,028
                             ==========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            HARTFORD
                            HARTFORD                        MORTGAGE
                           MIDCAP HLS   HARTFORD MONEY   SECURITIES HLS
                              FUND      MARKET HLS FUND       FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   (7,114)     $  2,902         $ 17,408
  Capital gains income...      --           --                   754
  Net realized gain
   (loss) on security
   transactions..........      56,977       --                    55
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......     573,587       --                (3,749)
                           ----------      --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     623,450         2,902           14,468
                           ----------      --------         --------
UNIT TRANSACTIONS:
  Purchases..............   1,706,421       160,372           89,484
  Net transfers..........     327,634       201,851            4,764
  Surrenders for benefit
   payments and fees.....    (577,210)       (8,577)            (136)
  Net loan activity......         (55)          (12)             (19)
                           ----------      --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,456,790       353,634           94,093
                           ----------      --------         --------
  Net increase (decrease)
   in net assets.........   2,080,240       356,536          108,561
NET ASSETS:
  Beginning of year......   2,687,778       332,697          381,763
                           ----------      --------         --------
  End of year............  $4,768,018      $689,233         $490,324
                           ==========      ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                           HARTFORD SMALL                                                              AIM SMALL
                            COMPANY HLS    HARTFORD STOCK    AIM FINANCIAL        AIM LEISURE           COMPANY
                                FUND          HLS FUND       SERVICES FUND            FUND            GROWTH FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT (B)     SUB-ACCOUNT (C)
                           --------------  --------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $   (7,881)     $   17,872        $     382           $     731           $  (1,940)
  Capital gains income...       --              --                23,066            --                  --
  Net realized gain
   (loss) on security
   transactions..........        20,281          48,477            9,625              57,430              26,458
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       146,814          44,263          (14,631)             (6,859)             14,420
                             ----------      ----------        ---------           ---------           ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       159,214         110,612           18,442              51,302              38,938
                             ----------      ----------        ---------           ---------           ---------
UNIT TRANSACTIONS:
  Purchases..............       995,157         545,350           85,541             129,338              96,460
  Net transfers..........       439,402        (279,979)         118,355             286,443             219,907
  Surrenders for benefit
   payments and fees.....      (324,757)       (216,854)        (105,046)           (296,055)           (201,824)
  Net loan activity......           (57)           (125)        --                       (83)                (48)
                             ----------      ----------        ---------           ---------           ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,109,745          48,392           98,850             119,643             114,495
                             ----------      ----------        ---------           ---------           ---------
  Net increase (decrease)
   in net assets.........     1,268,959         159,004          117,292             170,945             153,433
NET ASSETS:
  Beginning of year......       404,670       2,695,432          175,834             302,325             207,780
                             ----------      ----------        ---------           ---------           ---------
  End of year............    $1,673,629      $2,854,436        $ 293,126           $ 473,270           $ 361,213
                             ==========      ==========        =========           =========           =========

                                               JANUS ADVISER
                                  AIM             CAPITAL
                               TECHNOLOGY      APPRECIATION
                                  FUND             FUND
                            SUB-ACCOUNT (D)     SUB-ACCOUNT
                           ------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................       $   (478)       $   (5,728)
  Capital gains income...       --                 --
  Net realized gain
   (loss) on security
   transactions..........            433             1,327
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......          2,355           173,586
                                --------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          2,310           169,185
                                --------        ----------
UNIT TRANSACTIONS:
  Purchases..............         47,026           206,616
  Net transfers..........        (27,379)          (30,979)
  Surrenders for benefit
   payments and fees.....         (2,105)           (2,054)
  Net loan activity......       --                     (54)
                                --------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         17,542           173,529
                                --------        ----------
  Net increase (decrease)
   in net assets.........         19,852           342,714
NET ASSETS:
  Beginning of year......         81,314           897,756
                                --------        ----------
  End of year............       $101,166        $1,240,470
                                ========        ==========

(a) Formerly Invesco Financial Services Fund Sub-Account. Change effective October 15, 2004.
(b)  Formerly Invesco Leisure Fund Sub-Account. Change effective October 15,
     2004.
(c) Formerly Invesco Small Company Growth Fund Sub-Account. Change effective October 15, 2004.
(d) Formerly Invesco Technology Fund Sub-Account. Change effective October 15, 2004.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           JANUS ADVISER  JANUS ADVISER   MASSACHUSETTS     MFS CAPITAL
                           INTERNATIONAL    WORLDWIDE    INVESTORS GROWTH  OPPORTUNITIES
                            GROWTH FUND       FUND          STOCK FUND         FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $    103       $   (249)       $     (267)      $ (1,373)
  Capital gains income...      --             --              --               --
  Net realized gain
   (loss) on security
   transactions..........        (199)         3,054               840            707
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      15,306          1,522           137,678         79,108
                             --------       --------        ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      15,210          4,327           138,251         78,442
                             --------       --------        ----------       --------
UNIT TRANSACTIONS:
  Purchases..............      26,689         27,390           839,554        118,778
  Net transfers..........       1,093         35,183            91,699         (5,024)
  Surrenders for benefit
   payments and fees.....     (11,476)       (29,377)          (75,277)       (13,424)
  Net loan activity......         (17)           (10)              (21)           (50)
                             --------       --------        ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      16,289         33,186           855,955        100,280
                             --------       --------        ----------       --------
  Net increase (decrease)
   in net assets.........      31,499         37,513           994,206        178,722
NET ASSETS:
  Beginning of year......      68,543         73,679           738,334        599,975
                             --------       --------        ----------       --------
  End of year............    $100,042       $111,192        $1,732,540       $778,697
                             ========       ========        ==========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                                                OPPENHEIMER
                                                                                    OAKMARK       CAPITAL
                            MFS HIGH    MFS MID CAP  MFS UTILITIES   MFS VALUE   INTERNATIONAL  APPRECIATION  OPPENHEIMER
                           INCOME FUND  GROWTH FUND      FUND          FUND        SMALL CAP        FUND      GLOBAL FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------  -----------  -------------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $ 10,967     $  (2,859)    $    670     $    3,643     $  7,960      $   (5,484)  $    1,909
  Capital gains income...     --            --           --             --           13,651         --            --
  Net realized gain
   (loss) on security
   transactions..........         58        40,215           (9)        59,944          513           1,172       35,088
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      4,457         7,252       25,100         51,220      123,215          61,611      115,707
                            --------     ---------     --------     ----------     --------      ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     15,482        44,608       25,761        114,807      145,339          57,299      152,704
                            --------     ---------     --------     ----------     --------      ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............    131,756       177,093       34,233        255,122      222,611         324,498      274,944
  Net transfers..........     48,074       225,887       19,619        386,404      128,411         151,815       78,906
  Surrenders for benefit
   payments and fees.....          9      (198,705)      (1,663)      (298,830)     (29,999)        (19,455)      (5,204)
  Net loan activity......     --               (23)         (20)           (48)      --                 (99)         (26)
                            --------     ---------     --------     ----------     --------      ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    179,839       204,252       52,169        342,648      321,023         456,759      348,620
                            --------     ---------     --------     ----------     --------      ----------   ----------
  Net increase (decrease)
   in net assets.........    195,321       248,860       77,930        457,455      466,362         514,058      501,324
NET ASSETS:
  Beginning of year......     45,678       199,171       66,061        599,260      311,896         652,742      752,602
                            --------     ---------     --------     ----------     --------      ----------   ----------
  End of year............   $240,999     $ 448,031     $143,991     $1,056,715     $778,258      $1,166,800   $1,253,926
                            ========     =========     ========     ==========     ========      ==========   ==========

                                           VAN KAMPEN
                              PUTNAM       EQUITY AND
                           INTERNATIONAL     INCOME
                            EQUITY FUND       FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $  8,076      $   77,825
  Capital gains income...      --               7,953
  Net realized gain
   (loss) on security
   transactions..........        (246)         29,034
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      88,234         378,321
                             --------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      96,064         493,133
                             --------      ----------
UNIT TRANSACTIONS:
  Purchases..............     207,685       1,835,002
  Net transfers..........       9,636         588,252
  Surrenders for benefit
   payments and fees.....     (37,749)       (712,036)
  Net loan activity......          (3)            (77)
                             --------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     179,569       1,711,141
                             --------      ----------
  Net increase (decrease)
   in net assets.........     275,633       2,204,274
NET ASSETS:
  Beginning of year......     472,504       3,147,129
                             --------      ----------
  End of year............    $748,137      $5,351,403
                             ========      ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                            DREYFUS
                              AMERICAN                      LIFETIME
                           CENTURY EQUITY   AIM BASIC       GROWTH &
                            INCOME FUND    VALUE FUND   INCOME PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------  ----------------
OPERATIONS:
  Net investment
   income................    $   24,623     $ (2,099)       $   580
  Capital gains income...        19,414       --            --
  Net realized gain
   (loss) on security
   transactions..........            98          227              1
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       185,646      191,189          6,375
                             ----------     --------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       229,781      189,317          6,956
                             ----------     --------        -------
UNIT TRANSACTIONS:
  Purchases..............       485,705      286,047         12,290
  Net transfers..........        49,851      (21,233)         1,783
  Surrenders for benefit
   payments and fees.....       (49,976)     (26,785)         8,004
  Net loan activity......       --            --            --
  Cost of insurance......       --            --            --
                             ----------     --------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       485,580      238,029         22,077
                             ----------     --------        -------
  Net increase (decrease)
   in net assets.........       715,361      427,346         29,033
NET ASSETS:
  Beginning of year......       658,116      432,090         25,609
                             ----------     --------        -------
  End of year............    $1,373,477     $859,436        $54,642
                             ==========     ========        =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             DREYFUS      DREYFUS
                            LIFETIME     LIFETIME      DREYFUS        FIDELITY       FEDERATED      FRANKLIN        FRANKLIN
                             GROWTH       INCOME     PREMIER CORE   ADVISOR VALUE   SHORT-TERM    BALANCE SHEET   MUTUAL SHARES
                            PORTFOLIO    PORTFOLIO    BOND FUND    STRATEGIES FUND  INCOME FUND  INVESTMENT FUND      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------  ------------  ---------------  -----------  ---------------  -------------
OPERATIONS:
  Net investment
   income................    $  (134)     $   716      $ 1,889        $   (709)      $  1,870      $      443       $  2,636
  Capital gains income...     --           --              235         --              --               7,442         --
  Net realized gain
   (loss) on security
   transactions..........         29            7          519             422              5             606             64
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      8,798          784        1,616          97,762         (1,159)        227,431         80,330
                             -------      -------      -------        --------       --------      ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      8,693        1,507        4,259          97,475            716         235,922         83,030
                             -------      -------      -------        --------       --------      ----------       --------
UNIT TRANSACTIONS:
  Purchases..............     17,846       15,103       30,187          66,106         62,803         384,307        167,481
  Net transfers..........        450       --           18,966          19,890          4,025          15,031         18,738
  Surrenders for benefit
   payments and fees.....      3,245         (742)       5,191         (10,892)        (4,124)        (17,412)         4,636
  Net loan activity......        (16)         (10)         (10)        --              --                (121)           (10)
  Cost of insurance......     --           --           --             --              --             --              --
                             -------      -------      -------        --------       --------      ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     21,525       14,351       54,334          75,104         62,704         381,805        190,845
                             -------      -------      -------        --------       --------      ----------       --------
  Net increase (decrease)
   in net assets.........     30,218       15,858       58,593         172,579         63,420         617,727        273,875
NET ASSETS:
  Beginning of year......     17,882       14,763       28,241         131,844         41,115         557,091        211,296
                             -------      -------      -------        --------       --------      ----------       --------
  End of year............    $48,100      $30,621      $86,834        $304,423       $104,535      $1,174,818       $485,171
                             =======      =======      =======        ========       ========      ==========       ========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           FRANKLIN SMALL-                JOHN HANCOCK
                               MID CAP       TEMPLETON     SMALL CAP
                             GROWTH FUND    FOREIGN FUND  EQUITY FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  ------------
OPERATIONS:
  Net investment
   income................     $   (295)       $  6,775      $   (625)
  Capital gains income...      --               --            --
  Net realized gain
   (loss) on security
   transactions..........          297             240            24
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       17,132          96,104        82,390
                              --------        --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       17,134         103,119        81,789
                              --------        --------      --------
UNIT TRANSACTIONS:
  Purchases..............       30,673         210,379       100,529
  Net transfers..........       45,758           8,604        47,424
  Surrenders for benefit
   payments and fees.....       (1,085)          2,685        (3,906)
  Net loan activity......          (10)             (8)       --
  Cost of insurance......      --               --            --
                              --------        --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       75,336         221,660       144,047
                              --------        --------      --------
  Net increase (decrease)
   in net assets.........       92,470         324,779       225,836
NET ASSETS:
  Beginning of year......       23,695         195,019        99,480
                              --------        --------      --------
  End of year............     $116,165        $519,798      $325,316
                              ========        ========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                          HARTFORD
                             HARTFORD                     CAPITAL        HARTFORD                       HARTFORD GLOBAL
                           ADVISERS HLS  HARTFORD BOND  APPRECIATION   DIVIDEND AND    HARTFORD GLOBAL    TECHNOLOGY
                               FUND        HLS FUND       HLS FUND    GROWTH HLS FUND  HEALTH HLS FUND     HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -------------  ------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................   $   50,258    $   67,708     $    2,106     $   27,804        $   (309)         $   (96)
  Capital gains income...      --              9,144        --              14,306             781          --
  Net realized gain
   (loss) on security
   transactions..........        4,066          (424)           589          1,613             (93)            (148)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      398,334        46,386      1,383,232        402,282          27,284            6,742
                            ----------    ----------     ----------     ----------        --------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      452,658       122,814      1,385,927        446,005          27,663            6,498
                            ----------    ----------     ----------     ----------        --------          -------
UNIT TRANSACTIONS:
  Purchases..............      523,829       975,681        866,480      1,512,879          21,268            8,076
  Net transfers..........     (128,323)      (12,568)       171,032        (80,667)        156,259           12,089
  Surrenders for benefit
   payments and fees.....       62,421        30,478        219,995        113,475           5,120              288
  Net loan activity......          (50)          (49)          (126)           (25)            (62)         --
  Cost of insurance......      --            --             --             --              --               --
                            ----------    ----------     ----------     ----------        --------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      457,877       993,542      1,257,381      1,545,662         182,585           20,453
                            ----------    ----------     ----------     ----------        --------          -------
  Net increase (decrease)
   in net assets.........      910,535     1,116,356      2,643,308      1,991,667         210,248           26,951
NET ASSETS:
  Beginning of year......    2,206,139     1,286,539      2,553,274        783,273          35,540            7,778
                            ----------    ----------     ----------     ----------        --------          -------
  End of year............   $3,116,674    $2,402,895     $5,196,582     $2,774,940        $245,788          $34,729
                            ==========    ==========     ==========     ==========        ========          =======


                           HARTFORD INDEX
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment
   income................    $   24,493
  Capital gains income...         7,273
  Net realized gain
   (loss) on security
   transactions..........           358
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       524,730
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       556,854
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       730,636
  Net transfers..........       305,407
  Surrenders for benefit
   payments and fees.....        18,247
  Net loan activity......          (118)
  Cost of insurance......       --
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,054,172
                             ----------
  Net increase (decrease)
   in net assets.........     1,611,026
NET ASSETS:
  Beginning of year......     1,474,878
                             ----------
  End of year............    $3,085,904
                             ==========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                            HARTFORD
                            HARTFORD                        MORTGAGE
                           MIDCAP HLS   HARTFORD MONEY   SECURITIES HLS
                              FUND      MARKET HLS FUND       FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ---------------  --------------
OPERATIONS:
  Net investment
   income................  $   (2,505)     $    177         $  8,121
  Capital gains income...      --           --                 1,613
  Net realized gain
   (loss) on security
   transactions..........         581       --                   407
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......     525,411       --                (4,544)
                           ----------      --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     523,487           177            5,597
                           ----------      --------         --------
UNIT TRANSACTIONS:
  Purchases..............   1,187,458       223,408          118,233
  Net transfers..........     314,752        (1,423)         (47,315)
  Surrenders for benefit
   payments and fees.....       2,378        12,143            9,847
  Net loan activity......         (19)          (25)             (15)
  Cost of insurance......      --           --               --
                           ----------      --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,504,569       234,103           80,750
                           ----------      --------         --------
  Net increase (decrease)
   in net assets.........   2,028,056       234,280           86,347
NET ASSETS:
  Beginning of year......     659,722        98,417          295,416
                           ----------      --------         --------
  End of year............  $2,687,778      $332,697         $381,763
                           ==========      ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                           HARTFORD SMALL                     INVESCO                      INVESCO SMALL       INVESCO
                            COMPANY HLS    HARTFORD STOCK    FINANCIAL    INVESCO LEISURE     COMPANY         TECHNOLOGY
                                FUND          HLS FUND     SERVICES FUND       FUND         GROWTH FUND          FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (A)
                           --------------  --------------  -------------  ---------------  -------------  ------------------
OPERATIONS:
  Net investment
   income................     $ (1,677)      $   18,696      $     55        $ (1,556)       $ (1,058)         $  (147)
  Capital gains income...      --               --             --             --               --              --
  Net realized gain
   (loss) on security
   transactions..........          472           20,862           (30)            123              94            1,425
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      106,325          465,567        30,359          57,306          40,467            7,889
                              --------       ----------      --------        --------        --------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      105,120          505,125        30,384          55,873          39,503            9,167
                              --------       ----------      --------        --------        --------          -------
UNIT TRANSACTIONS:
  Purchases..............      197,416        1,016,511        76,170         125,569         101,497           30,930
  Net transfers..........       14,383          (17,669)        8,565          13,793          (2,375)          28,472
  Surrenders for benefit
   payments and fees.....       (4,436)         (30,049)       (2,638)           (295)          5,856              528
  Net loan activity......          (33)             (10)          (19)            (15)         --              --
  Cost of insurance......      --               --             --             --               --              --
                              --------       ----------      --------        --------        --------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      207,330          968,783        82,078         139,052         104,978           59,930
                              --------       ----------      --------        --------        --------          -------
  Net increase (decrease)
   in net assets.........      312,450        1,473,908       112,462         194,925         144,481           69,097
NET ASSETS:
  Beginning of year......       92,220        1,221,524        63,372         107,400          63,299           12,217
                              --------       ----------      --------        --------        --------          -------
  End of year............     $404,670       $2,695,432      $175,834        $302,325        $207,780          $81,314
                              ========       ==========      ========        ========        ========          =======

                           JANUS ADVISER
                              CAPITAL
                           APPRECIATION
                               FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................    $  (4,095)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........       21,905
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      127,576
                             ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      145,386
                             ---------
UNIT TRANSACTIONS:
  Purchases..............      961,055
  Net transfers..........     (740,668)
  Surrenders for benefit
   payments and fees.....       74,021
  Net loan activity......          (13)
  Cost of insurance......      --
                             ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      294,395
                             ---------
  Net increase (decrease)
   in net assets.........      439,781
NET ASSETS:
  Beginning of year......      457,975
                             ---------
  End of year............    $ 897,756
                             =========

(a) Invesco Telecommunications Fund Sub-Account merged with Invesco Technology Fund Sub-Account. Change effective October 31, 2003.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             JANUS ADVISER     JANUS ADVISER   MASSACHUSETTS     MFS CAPITAL
                             INTERNATIONAL       WORLDWIDE    INVESTORS GROWTH  OPPORTUNITIES
                              GROWTH FUND          FUND          STOCK FUND         FUND
                            SUB-ACCOUNT (B)     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  -------------  ----------------  -------------
OPERATIONS:
  Net investment
   income................       $   264           $    53         $ (2,213)       $ (3,022)
  Capital gains income...       --                 --              --               --
  Net realized gain
   (loss) on security
   transactions..........            11                15              188             218
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        16,372            11,769           95,825         118,871
                                -------           -------         --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        16,647            11,837           93,800         116,067
                                -------           -------         --------        --------
UNIT TRANSACTIONS:
  Purchases..............        11,588            26,167          361,787         102,417
  Net transfers..........           723              (713)          29,294         (10,618)
  Surrenders for benefit
   payments and fees.....        14,429             7,454           (2,475)         66,211
  Net loan activity......       --                     (1)              (3)            (16)
  Cost of insurance......       --                 --              --               --
                                -------           -------         --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        26,740            32,907          388,603         157,994
                                -------           -------         --------        --------
  Net increase (decrease)
   in net assets.........        43,387            44,744          482,403         274,061
NET ASSETS:
  Beginning of year......        25,156            28,935          255,931         325,914
                                -------           -------         --------        --------
  End of year............       $68,543           $73,679         $738,334        $599,975
                                =======           =======         ========        ========

(b) Formerly Janus Adviser International Fund Sub-Account. Change effective June 2, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                                                                OPPENHEIMER
                                                                                    OAKMARK       CAPITAL
                            MFS HIGH    MFS MID CAP  MFS UTILITIES   MFS VALUE   INTERNATIONAL  APPRECIATION  OPPENHEIMER
                           INCOME FUND  GROWTH FUND      FUND          FUND        SMALL CAP        FUND      GLOBAL FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------  -----------  -------------  ------------  -----------
OPERATIONS:
  Net investment
   income................    $ 1,771     $   (989)      $   562      $  2,382      $  1,514       $ (2,869)    $  3,492
  Capital gains income...     --           --            --            --            --             --           --
  Net realized gain
   (loss) on security
   transactions..........          4          194            27           130            81            348        1,288
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      3,056       37,901        13,008       101,767        87,728        124,260      163,960
                             -------     --------       -------      --------      --------       --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,831       37,106        13,597       104,279        89,323        121,739      168,740
                             -------     --------       -------      --------      --------       --------     --------
UNIT TRANSACTIONS:
  Purchases..............     27,116       95,950        16,029       167,781       120,238        115,592      413,716
  Net transfers..........      1,893          439         9,182        13,568        14,031         73,579       55,048
  Surrenders for benefit
   payments and fees.....      1,293        5,007        (1,047)       12,793        (6,532)        31,521        3,088
  Net loan activity......     --           --               (19)          (13)       --                (86)         (10)
  Cost of insurance......     --           --            --            --            --             --           --
                             -------     --------       -------      --------      --------       --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     30,302      101,396        24,145       194,129       127,737        220,606      471,842
                             -------     --------       -------      --------      --------       --------     --------
  Net increase (decrease)
   in net assets.........     35,133      138,502        37,742       298,408       217,060        342,345      640,582
NET ASSETS:
  Beginning of year......     10,545       60,669        28,319       300,852        94,836        310,397      112,020
                             -------     --------       -------      --------      --------       --------     --------
  End of year............    $45,678     $199,171       $66,061      $599,260      $311,896       $652,742     $752,602
                             =======     ========       =======      ========      ========       ========     ========

                                                 VAN KAMPEN
                                 PUTNAM          EQUITY AND
                             INTERNATIONAL         INCOME
                              EQUITY FUND           FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT
                           ------------------  --------------
OPERATIONS:
  Net investment
   income................       $  6,732         $   44,542
  Capital gains income...       --                  --
  Net realized gain
   (loss) on security
   transactions..........             18                378
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......         87,395            416,422
                                --------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         94,145            461,342
                                --------         ----------
UNIT TRANSACTIONS:
  Purchases..............        158,105          1,251,744
  Net transfers..........           (819)           131,864
  Surrenders for benefit
   payments and fees.....        (14,008)           (23,073)
  Net loan activity......       --                      (27)
  Cost of insurance......       --                  --
                                --------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        143,278          1,360,508
                                --------         ----------
  Net increase (decrease)
   in net assets.........        237,423          1,821,850
NET ASSETS:
  Beginning of year......        235,081          1,325,279
                                --------         ----------
  End of year............       $472,504         $3,147,129
                                ========         ==========

(c) Formerly Putnam International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account Eleven (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century Equity Income Fund, AIM Basic Value Fund, Dreyfus LifeTime Growth and Income Portfolio, Dreyfus LifeTime Growth Portfolio, Dreyfus LifeTime Income Portfolio, Dreyfus Premier Core Bond Fund, Fidelity Advisor Value Strategies Fund, Federated Short-Term Income Fund, Franklin Balance Sheet Investment Fund, Franklin Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Templeton Foreign Fund, John Hancock Small Cap Equity Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Health HLS Fund, Hartford Global Technology HLS Fund, Hartford Index HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, AIM Financial Services Fund, AIM Leisure Fund, AIM Small Company Growth Fund, AIM Technology Fund, Janus Adviser Capital Appreciation Fund, Janus Adviser International Growth Fund, Janus Adviser Worldwide Fund, Massachusetts Investors Growth Stock Fund,
    MFS Capital Opportunities Fund, MFS High Income Fund, MFS Mid Cap Growth Fund, MFS Utilities Fund, MFS Value Fund, Oakmark International Small Cap Portfolio, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Putnam International Equity Fund, and Van Kampen Equity and Income Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

_____________________________________ SA-34 ____________________________________

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company, will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks, which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                           PURCHASES    PROCEEDS
FUND                                        AT COST    FROM SALES
----                                      -----------  ----------
American Century Equity Income Fund.....  $ 1,670,000  $  136,421
AIM Basic Value Fund....................      567,097      84,622
Dreyfus LifeTime Growth and Income
 Portfolio..............................       79,374      10,091
Dreyfus LifeTime Growth Portfolio.......       27,474       6,992
Dreyfus LifeTime Income Portfolio.......       44,672       1,589
Dreyfus Premier Core Bond Fund..........      119,463      10,012
Fidelity Advisor Value Strategies
 Fund...................................      215,646      86,547
Federated Short-Term Income Fund........       43,799      20,613
Franklin Balance Sheet Investment
 Fund...................................      790,880      80,365
Franklin Mutual Shares Fund.............      749,975     482,140
Franklin Small-Mid Cap Growth Fund......      254,654      54,370
Templeton Foreign Fund..................    1,494,413     419,990
John Hancock Small Cap Equity Fund......      452,756      56,940
Hartford Advisers HLS Fund..............      795,685     349,118
Hartford Bond HLS Fund..................    2,670,940     734,320
Hartford Capital Appreciation HLS
 Fund...................................    3,631,309     747,790
Hartford Dividend and Growth HLS Fund...    2,136,005     472,520
Hartford Global Health HLS Fund.........      103,302      70,832
Hartford Global Technology HLS Fund.....       44,572       7,539
Hartford Index HLS Fund.................    1,322,595     392,714
Hartford MidCap HLS Fund................    2,409,025     959,349
Hartford Money Market HLS Fund..........      555,465     198,931
Hartford Mortgage Securities HLS Fund...      125,749      13,494
Hartford Small Company HLS Fund.........    1,507,863     406,002
Hartford Stock HLS Fund.................      698,827     632,565
AIM Financial Services Fund.............      246,037     123,738
AIM Leisure Fund........................      442,237     321,863
AIM Small Company Growth Fund...........      321,096     208,541
AIM Technology Fund.....................       50,284      33,216
Janus Adviser Capital Appreciation
 Fund...................................      233,172      65,371
Janus Adviser International Growth
 Fund...................................       30,525      14,133
Janus Adviser Worldwide Fund............       78,249      45,311
Massachusetts Investors Growth Stock
 Fund...................................      956,309     100,621
MFS Capital Opportunities Fund..........      147,527      48,619
MFS High Income Fund....................      195,149       4,397
MFS Mid Cap Growth Fund.................      454,588     253,195
MFS Utilities Fund......................       55,348       2,529
MFS Value Fund..........................      713,269     366,979
Oakmark International Small Cap.........      389,950      47,316
Oppenheimer Capital Appreciation Fund...      546,959      95,685
Oppenheimer Global Fund.................      616,471     265,943
Putnam International Equity Fund........      243,964      56,319
Van Kampen Equity and Income Fund.......    2,717,978     921,061
                                          -----------  ----------
                                          $30,950,652  $9,410,703
                                          ===========  ==========

_____________________________________ SA-36 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                      UNITS    UNITS            NET
FUNDS                                ISSUED   REDEEMED  INCREASE (DECREASE)
-----                                -------  --------  -------------------
American Century Equity Income
 Fund..............................  116,122   13,143            102,979
AIM Basic Value Fund...............   56,170   10,771             45,399
Dreyfus LifeTime Growth and Income
 Portfolio.........................    7,342      943              6,399
Dreyfus LifeTime Growth
 Portfolio.........................    2,809      714              2,095
Dreyfus LifeTime Income
 Portfolio.........................    3,911      120              3,791
Dreyfus Premier Core Bond Fund.....    9,932      834              9,098
Fidelity Advisor Value Strategies
 Fund..............................   17,240    7,276              9,964
Federated Short-Term Income Fund...    3,966    1,973              1,993
Franklin Balance Sheet Investment
 Fund..............................   59,000    7,623             51,377
Franklin Mutual Shares Fund........   61,930   40,752             21,178
Franklin Small-Mid Cap Growth
 Fund..............................   25,338    7,411             17,927
Templeton Foreign Fund.............  119,818   33,366             86,452
John Hancock Small Cap Equity
 Fund..............................   47,729    5,934             41,795
Hartford Advisors HLS Fund.........   79,783   45,246             34,537
Hartford Bond HLS Fund.............  286,677   85,202            201,475
Hartford Capital Appreciation HLS
 Fund..............................  267,343   51,715            215,628
Hartford Dividend and Growth HLS
 Fund..............................  545,767  151,854            393,913
Hartford Global Health HLS Fund....    7,521    4,638              2,883
Hartford Global Technology HLS
 Fund..............................    6,428      769              5,659
Hartford Index HLS Fund............  448,048  184,167            263,881
Hartford MidCap HLS Fund...........  205,398   82,609            122,789
Hartford Money Market HLS Fund.....   67,904   18,676             49,228
Hartford Mortgage Securities HLS
 Fund..............................   14,621    1,009             13,612
Hartford Small Company HLS Fund....  633,146  229,722            403,424
Hartford Stock HLS Fund............   65,888   47,203             18,685
AIM Financial Services Fund........   19,952   11,136              8,816
AIM Leisure Fund...................   38,392   27,791             10,601
AIM Small Company Growth Fund......   33,558   21,939             11,619
AIM Technology Fund................    6,552    7,661             (1,109)
Janus Adviser Capital Appreciation
 Fund..............................   22,947    6,742             16,205
Janus Adviser International Growth
 Fund..............................    2,784    1,306              1,478
Janus Adviser Worldwide Fund.......   34,244   42,418             (8,174)
Massachusetts Investors Growth
 Stock Fund........................  112,716   13,770             98,946
MFS Capital Opportunities Fund.....   15,518    5,108             10,410
MFS High Income Fund...............   14,960      295             14,665
MFS Mid Cap Growth Fund............   53,103   29,942             23,161
MFS Utilities Fund.................    4,361      189              4,172
MFS Value Fund.....................   61,498   31,045             30,453
Oakmark International Small Cap....   24,299    3,745             20,554
Oppenheimer Capital Appreciation
 Fund..............................   51,834    6,884             44,950
Oppenheimer Global Fund............   46,948    9,173             37,775
Putnam International Equity Fund...   21,500    5,687             15,813
Van Kampen Equity and Income
 Fund..............................  230,824   81,411            149,413

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                      UNITS    UNITS            NET
FUND                                 ISSUED   REDEEMED  INCREASE (DECREASE)
----                                 -------  --------  -------------------
American Century Equity Income
 Fund..............................   52,355    6,059             46,296
AIM Basic Value Fund...............   35,318    8,266             27,052
Dreyfus LifeTime Growth and Income
 Portfolio.........................    2,301       13              2,288
Dreyfus LifeTime Growth
 Portfolio.........................    2,633      116              2,517
Dreyfus LifeTime Income
 Portfolio.........................    1,451       85              1,366
Dreyfus Premier Core Bond Fund.....    6,927    1,863              5,064
Fidelity Advisor Value Strategies
 Fund..............................    9,864    2,206              7,658
Federated Short-Term Income Fund...    8,526    2,360              6,166
Franklin Balance Sheet Investment
 Fund..............................   43,369    5,643             37,726
Franklin Mutual Shares Fund........   20,210      512             19,698
Franklin Small-Mid Cap Growth
 Fund..............................   10,812      422             10,390
Templeton Foreign Fund.............   23,391      997             22,394
John Hancock Small Cap Equity
 Fund..............................   19,404      780             18,624
Hartford Advisers HLS Fund.........   84,671   27,971             56,700
Hartford Bond HLS Fund.............  126,806   12,503            114,303
Hartford Capital Appreciation HLS
 Fund..............................  141,672   13,843            127,829
Hartford Dividend and Growth HLS
 Fund..............................  609,886   60,903            548,983
Hartford Global Health HLS Fund....   16,068      689             15,379
Hartford Global Technology HLS
 Fund..............................    4,172      851              3,321
Hartford Index HLS Fund............  536,757   21,039            515,718
Hartford MidCap HLS Fund...........  165,005   10,060            154,945
Hartford Money Market HLS Fund.....   55,661    2,821             52,840
Hartford Mortgage Securities HLS
 Fund..............................   19,207    5,797             13,410
Hartford Small Company HLS Fund....  148,600    6,156            142,444
Hartford Stock HLS Fund............  111,809   18,912             92,897
Invesco Financial Services Fund....    9,098      444              8,654
Invesco Leisure Fund...............   15,399      659             14,740
Invesco Small Company Growth
 Fund..............................   13,822      668             13,154
Invesco Technology Fund............   20,021    7,790             12,231
Janus Adviser Capital Appreciation
 Fund..............................  113,230   78,425             34,805
Janus Adviser International Growth
 Fund..............................    3,401       76              3,325
Janus Adviser Worldwide Fund.......   23,626      974             22,652
Massachusetts Investors Growth
 Stock Fund........................   52,221    4,521             47,700
MFS Capital Opportunities Fund.....   22,756    2,377             20,379
MFS High Income Fund...............    2,834       88              2,746
MFS Mid Cap Growth Fund............   16,242    1,610             14,632
MFS Utilities Fund.................    2,859      384              2,475
MFS Value Fund.....................   22,597    1,616             20,981
Oakmark International Small Cap....   13,292    1,548             11,744
Oppenheimer Capital Appreciation
 Fund..............................   26,515    1,400             25,115
Oppenheimer Global Fund............   21,965    1,784             20,181
Putnam International Equity Fund...   18,728    3,013             15,715
Van Kampen Equity and Income
 Fund..............................  145,540    8,085            137,455

_____________________________________ SA-38 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                        INVESTMENT
                                                 UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS    FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ---------------  --------------  ---------  ----------  ---------
AMERICAN CENTURY EQUITY INCOME FUND
  2004  Lowest contract charges      5,778      $15.65         $   90,433      --           2.25%     12.26%
        Highest contract charges     4,671       12.79             59,734       1.23%       2.57%     10.86%
        Remaining contract
        charges                    207,917      --              2,844,697      --          --         --
  2003  Lowest contract charges     94,582       11.79          1,115,381       0.35%       2.97%     23.81%
        Highest contract charges       911       11.54             10,504       1.24%       3.32%     22.40%
        Remaining contract
        charges                     19,894      --                247,592      --          --         --
  2002  Lowest contract charges     59,433        9.52            566,077       0.31%       2.53%     (4.75)%
        Highest contract charges       172        9.42              1,616       1.05%       3.93%     (5.75)%
        Remaining contract
        charges                      9,487      --                 90,423      --          --         --
AIM BASIC VALUE FUND
  2004  Lowest contract charges    127,412       11.58          1,475,228       0.35%      --         10.49%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
  2003  Lowest contract charges     82,013       10.48            859,436       0.35%      --         33.29%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
  2002  Lowest contract charges     54,961        7.86            432,090       0.31%      --        (21.38)%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
DREYFUS LIFETIME GROWTH AND INCOME PORTFOLIO
  2004  Lowest contract charges      4,198       11.28             47,366       0.65%       1.86%      6.50%
        Highest contract charges     4,149       11.09             46,010       1.24%       2.59%      5.86%
        Remaining contract
        charges                      3,218      --                 35,960      --          --         --
  2003  Lowest contract charges      4,347       10.59             46,056       0.65%       2.02%     19.06%
        Highest contract charges       554       10.48              5,799       1.23%       5.09%     18.34%
        Remaining contract
        charges                        265      --                  2,787      --          --         --
  2002  Lowest contract charges      2,850        8.90             25,363       0.54%      14.36%    (11.01)%
        Highest contract charges        28        8.85                246       1.06%      15.69%    (11.48)%
        Remaining contract
        charges                      --         --                --           --          --         --
DREYFUS LIFETIME GROWTH PORTFOLIO
  2004  Lowest contract charges      3,726       11.05             41,182       0.65%      --          9.34%
        Highest contract charges     3,038       10.86             32,998       1.24%      --          8.69%
        Remaining contract
        charges                        106      --                  1,120      --          --         --
  2003  Lowest contract charges      3,344       10.11             33,800       0.65%       0.30%     27.61%
        Highest contract charges     1,431        9.99             14,300       1.23%       0.49%     26.84%
        Remaining contract
        charges                      --         --                --           --          --         --
  2002  Lowest contract charges      2,179        7.92             17,259       0.54%       0.19%    (20.79)%
        Highest contract charges        79        7.88                623       1.08%       0.15%    (21.21)%
        Remaining contract
        charges                      --         --                --           --          --         --

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                 UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS    FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ---------------  --------------  ---------  ----------  ---------
DREYFUS LIFETIME INCOME PORTFOLIO
  2004  Lowest contract charges      2,231      $10.92         $   24,377       0.65%       3.12%      2.42%
        Highest contract charges       176       10.74              1,886       1.15%       4.17%      1.81%
        Remaining contract
        charges                      4,232      --                 47,279      --          --         --
  2003  Lowest contract charges      1,878       10.66             20,027       0.65%       3.43%      7.01%
        Highest contract charges         6       10.54                 61       0.38%      11.42%      6.37%
        Remaining contract
        charges                        964      --                 10,533      --          --         --
  2002  Lowest contract charges      1,481        9.97             14,763       0.54%      19.03%     (0.35)%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
DREYFUS PREMIER CORE BOND FUND
  2004  Lowest contract charges      2,764       12.81             35,426      --           4.22%      3.85%
        Highest contract charges     3,430       11.37             38,983       1.22%       4.13%      2.56%
        Remaining contract
        charges                     10,652      --                123,372      --          --         --
  2003  Lowest contract charges      6,642       11.21             74,448       0.65%       3.62%      6.64%
        Highest contract charges       612       11.08              6,786       1.23%       3.57%      6.00%
        Remaining contract
        charges                        494      --                  5,600      --          --         --
  2002  Lowest contract charges      2,320       10.51             24,390       0.53%       3.98%      5.11%
        Highest contract charges       125       10.46              1,309       1.04%       3.81%      4.56%
        Remaining contract
        charges                        239      --                  2,542      --          --         --
FIDELITY ADVISOR VALUE STRATEGIES FUND
  2004  Lowest contract charges     34,707       14.02            486,509       0.35%      --         13.93%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
  2003  Lowest contract charges     24,743       12.30            304,423       0.35%      --         59.43%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
  2002  Lowest contract charges     17,085        7.72            131,844       0.31%      --        (22.83)%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
FEDERATED SHORT-TERM INCOME FUND
  2004  Lowest contract charges     12,205       10.42            127,130       0.35%       2.69%      1.76%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
  2003  Lowest contract charges     10,212       10.24            104,535       0.35%       2.61%      0.75%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
  2002  Lowest contract charges      4,047       10.16             41,115       0.31%       3.02%      1.60%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --

_____________________________________ SA-40 ____________________________________

                                                                                        INVESTMENT
                                                 UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS    FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ---------------  --------------  ---------  ----------  ---------
FRANKLIN BALANCE SHEET INVESTMENT FUND
  2004  Lowest contract charges    101,637      $15.12         $1,536,307       0.35%       0.96%     24.87%
        Highest contract charges       187       14.73              2,757       1.25%       0.85%     23.75%
        Remaining contract
        charges                     46,750      --                700,651      --          --         --
  2003  Lowest contract charges     70,941       12.11            858,768       0.35%       0.50%     29.13%
        Highest contract charges       177       11.90              2,101       1.24%       0.42%     27.97%
        Remaining contract
        charges                     26,079      --                313,949      --          --         --
  2002  Lowest contract charges     41,074        9.38            385,061       0.31%       1.12%     (6.25)%
        Highest contract charges       162        9.30              1,511       1.08%       1.45%     (6.99)%
        Remaining contract
        charges                     18,235      --                170,519      --          --         --
FRANKLIN MUTUAL SHARES FUND
  2004  Lowest contract charges      3,860       12.90             49,780      --           2.20%     13.50%
        Highest contract charges     2,459       12.44             30,594       1.24%       2.17%     12.09%
        Remaining contract
        charges                     58,169      --                736,157      --          --         --
  2003  Lowest contract charges     15,293       11.23            171,677       0.65%       1.55%     25.36%
        Highest contract charges       667       11.10              7,403       1.24%       1.92%     24.62%
        Remaining contract
        charges                     27,350      --                306,091      --          --         --
  2002  Lowest contract charges      9,594        8.96             85,913       0.56%       6.50%    (10.45)%
        Highest contract charges       208        8.91              1,849       1.09%       2.23%    (10.93)%
        Remaining contract
        charges                     13,810      --                123,534      --          --         --
FRANKLIN SMALL-MID CAP GROWTH FUND
  2004  Lowest contract charges      1,910        8.00             15,278      --          --         13.04%
        Highest contract charges     2,728       11.33             30,907       1.24%      --         11.63%
        Remaining contract
        charges                     26,838      --                303,676      --          --         --
  2003  Lowest contract charges      7,020        7.08             49,691      --          --         37.68%
        Highest contract charges       539       10.15              5,467       1.24%      --         35.97%
        Remaining contract
        charges                      5,990      --                 61,007      --          --         --
  2002  Lowest contract charges      3,045        7.50             22,846       0.56%      --        (24.97)%
        Highest contract charges       114        7.46                849       1.05%      --        (25.37)%
        Remaining contract
        charges                      --         --                --           --          --         --
TEMPLETON FOREIGN FUND
  2004  Lowest contract charges     10,348       13.95            144,341      --           2.05%     18.14%
        Highest contract charges     1,559       13.72             21,398       1.24%       2.62%     16.67%
        Remaining contract
        charges                    118,064      --              1,664,995      --          --         --
  2003  Lowest contract charges      9,857       11.81            116,381      --           3.51%     30.51%
        Highest contract charges       195       11.76              2,292       1.25%       2.79%     28.90%
        Remaining contract
        charges                     33,467      --                401,125      --          --         --
  2002  Lowest contract charges     13,969        9.17            128,137       0.56%       2.03%     (8.27)%
        Highest contract charges        50        9.12                455       0.93%       2.86%     (8.75)%
        Remaining contract
        charges                      7,106      --                 66,427      --          --         --

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                 UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS    FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ---------------  --------------  ---------  ----------  ---------
JOHN HANCOCK SMALL CAP EQUITY FUND
  2004  Lowest contract charges      9,726      $10.82         $  105,267      --          --         12.86%
        Highest contract charges     1,943       10.44             20,287       1.23%      --         11.46%
        Remaining contract
        charges                     64,251      --                677,084      --          --         --
  2003  Lowest contract charges      7,443        9.59             71,381      --          --         48.91%
        Highest contract charges        88        9.37                825       1.22%      --         47.07%
        Remaining contract
        charges                     26,594      --                253,110      --          --         --
  2002  Lowest contract charges     12,935        6.42             83,054       0.31%      --        (35.79)%
        Highest contract charges         4        6.37                 24      --          --        (36.30)%
        Remaining contract
        charges                      2,561      --                 16,402      --          --         --
HARTFORD ADVISERS HLS FUND
  2004  Lowest contract charges      1,659        7.09             11,759      --           2.49%      3.74%
        Highest contract charges     8,902       10.38             92,426       1.24%       2.57%      2.46%
        Remaining contract
        charges                    341,170      --              3,513,834      --          --         --
  2003  Lowest contract charges        709        6.83              4,841      --           6.94%     18.49%
        Highest contract charges     3,830       10.13             38,814       1.23%       4.30%     17.02%
        Remaining contract
        charges                    312,655      --              3,073,019      --          --         --
  2002  Lowest contract charges    240,390        8.71          2,092,804       0.54%       7.61%    (12.94)%
        Highest contract charges        60        8.66                524       1.11%       4.01%    (13.40)%
        Remaining contract
        charges                     20,044      --                112,811      --          --         --
HARTFORD BOND HLS FUND
  2004  Lowest contract charges     23,979        7.32            175,595      --           4.31%      4.62%
        Highest contract charges    16,931       11.92            201,768       1.24%       4.85%      3.33%
        Remaining contract
        charges                    402,199      --              3,873,094      --          --         --
  2003  Lowest contract charges     18,734        7.00            131,125      --           5.09%      7.85%
        Highest contract charges     1,184       11.53             13,659       1.23%       2.86%      6.51%
        Remaining contract
        charges                    221,716      --              2,258,111      --          --         --
  2002  Lowest contract charges     28,114       10.92            306,850       0.30%       5.03%      9.15%
        Highest contract charges        87       10.83                940       1.05%      --          8.29%
        Remaining contract
        charges                     99,130      --                978,749      --          --         --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges     22,293       17.88            398,581      --           0.45%     19.36%
        Highest contract charges    30,537       13.80            421,356       1.24%       0.47%     17.88%
        Remaining contract
        charges                    591,800      --              8,534,187      --          --         --
  2003  Lowest contract charges      5,932       14.98             88,854      --           2.40%     42.38%
        Highest contract charges     4,897       11.71             57,326       1.24%       1.34%     40.61%
        Remaining contract
        charges                    418,173      --              5,050,402      --          --         --
  2002  Lowest contract charges     17,831        8.39            149,613       0.31%       1.14%    (16.10)%
        Highest contract charges       576        8.33              4,798       1.07%       2.38%    (16.75)%
        Remaining contract
        charges                    282,767      --              2,398,863      --          --         --

_____________________________________ SA-42 ____________________________________

                                                                                        INVESTMENT
                                                 UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS    FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ---------------  --------------  ---------  ----------  ---------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2004  Lowest contract charges    439,959      $ 3.06         $1,347,928      --           1.40%     12.42%
        Highest contract charges    20,087       11.76            236,170       1.24%       2.01%     11.03%
        Remaining contract
        charges                    633,200      --              3,282,368      --          --         --
  2003  Lowest contract charges    450,807        2.73          1,228,562      --           2.47%     26.80%
        Highest contract charges     5,094       10.59             53,948       1.23%       5.01%     25.22%
        Remaining contract
        charges                    243,432      --              1,492,430      --          --         --
  2002  Lowest contract charges     72,815        8.50            619,013       0.53%      10.31%    (14.99)%
        Highest contract charges       245        8.46              2,068       1.08%       3.91%    (15.43)%
        Remaining contract
        charges                     77,291      --                162,192      --          --         --
HARTFORD GLOBAL HEALTH HLS FUND
  2004  Lowest contract charges      7,924       15.25            120,886      --           0.05%     12.80%
        Highest contract charges       973       12.21             11,881       1.23%       0.05%     11.40%
        Remaining contract
        charges                     13,509      --                170,085      --          --         --
  2003  Lowest contract charges     11,585       13.52            156,673      --          --         32.31%
        Highest contract charges       122       10.96              1,341       1.21%       0.06%     30.67%
        Remaining contract
        charges                      7,816      --                 87,774      --          --         --
  2002  Lowest contract charges      3,770        8.43             31,792       0.54%      --        (15.68)%
        Highest contract charges         3        8.39                 27      --          --        (16.12)%
        Remaining contract
        charges                        372      --                  3,721      --          --         --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2004  Lowest contract charges      5,746        5.02             28,855      --          --          1.35%
        Highest contract charges       750       10.50              7,869       1.25%      --          0.09%
        Remaining contract
        charges                      3,660      --                 34,952      --          --         --
  2003  Lowest contract charges      2,183        4.95             10,817      --          --         61.50%
        Highest contract charges       411       10.49              4,314       1.21%      --         59.50%
        Remaining contract
        charges                      1,903      --                 19,598      --          --         --
  2002  Lowest contract charges      1,177        6.61              7,778       0.54%      --        (33.89)%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
HARTFORD INDEX HLS FUND
  2004  Lowest contract charges    387,561        1.83            710,677      --           1.29%     10.39%
        Highest contract charges     3,130       10.87             34,027       1.24%       1.90%      9.02%
        Remaining contract
        charges                    596,893      --              3,597,324      --          --         --
  2003  Lowest contract charges    415,789        1.66            690,656      --           2.95%     28.13%
        Highest contract charges       771        9.97              7,690       1.22%       3.76%     26.54%
        Remaining contract
        charges                    307,143      --              2,387,558      --          --         --
  2002  Lowest contract charges    182,064        7.92          1,442,007       0.54%       7.90%    (20.80)%
        Highest contract charges        10        7.88                 76       0.68%       9.67%    (21.21)%
        Remaining contract
        charges                     25,911      --                 32,795      --          --         --

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                 UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS    FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ---------------  --------------  ---------  ----------  ---------
HARTFORD MIDCAP HLS FUND
  2004  Lowest contract charges     51,043      $13.38         $  683,051      --           0.24%     16.44%
        Highest contract charges     3,900       13.45             52,462       1.24%       0.36%     14.99%
        Remaining contract
        charges                    300,088      --              4,032,505      --          --         --
  2003  Lowest contract charges     64,115       11.49            736,875      --           0.43%     37.67%
        Highest contract charges     1,825       11.70             21,349       1.24%       0.38%     35.96%
        Remaining contract
        charges                    166,302      --              1,929,554      --          --         --
  2002  Lowest contract charges     38,616        8.67            334,839       0.30%       0.14%    (13.29)%
        Highest contract charges       402        8.60              3,456       1.08%      --        (13.97)%
        Remaining contract
        charges                     38,279      --                321,427      --          --         --
HARTFORD MONEY MARKET HLS FUND
  2004  Lowest contract charges     27,397       10.86            297,664      --           1.07%      0.94%
        Highest contract charges       901        9.93              8,951       1.24%       0.87%     (0.31)%
        Remaining contract
        charges                     84,492      --                382,618      --          --         --
  2003  Lowest contract charges      3,346       10.76             36,017      --           0.65%      0.75%
        Highest contract charges       553        9.96              5,507       1.24%       0.69%     (0.50)%
        Remaining contract
        charges                     59,663      --                291,173      --          --         --
  2002  Lowest contract charges        597       10.09              6,026       0.28%       1.00%      0.88%
        Highest contract charges        91       10.01                914       1.06%       0.98%      0.14%
        Remaining contract
        charges                     10,034      --                 91,477      --          --         --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2004  Lowest contract charges     35,215       11.16            392,986       0.65%       4.82%      3.45%
        Highest contract charges     2,977       10.97             32,650       1.25%       4.75%      2.83%
        Remaining contract
        charges                     17,599      --                 64,688      --          --         --
  2003  Lowest contract charges     29,945       10.79            323,031       0.65%       3.08%      1.63%
        Highest contract charges     2,135       10.67             22,775       1.24%       4.31%      1.02%
        Remaining contract
        charges                     10,099      --                 35,957      --          --         --
  2002  Lowest contract charges     27,090       10.62            287,556       0.54%      --          6.15%
        Highest contract charges       279       10.56              2,943       1.09%      --          5.59%
        Remaining contract
        charges                      1,400      --                  4,917      --          --         --
HARTFORD SMALL COMPANY HLS FUND
  2004  Lowest contract charges     72,607        1.95            141,647      --          --         12.18%
        Highest contract charges     6,048       12.46             75,366       1.24%      --         10.79%
        Remaining contract
        charges                    543,279      --              1,456,616      --          --         --
  2003  Lowest contract charges     42,938        1.74             74,670      --          --         55.87%
        Highest contract charges       134       11.25              1,504       1.19%      --         53.94%
        Remaining contract
        charges                    175,438      --                328,496      --          --         --
  2002  Lowest contract charges      1,459        7.35             10,717       0.53%      --        (26.54)%
        Highest contract charges         3        7.31                 25      --          --        (26.93)%
        Remaining contract
        charges                     74,603      --                 81,478      --          --         --

_____________________________________ SA-44 ____________________________________

                                                                                        INVESTMENT
                                                 UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS    FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ---------------  --------------  ---------  ----------  ---------
HARTFORD STOCK HLS FUND
  2004  Lowest contract charges     13,437      $18.48         $  248,299      --           1.12%      4.17%
        Highest contract charges    10,145        9.92            100,629       1.24%       1.47%      2.88%
        Remaining contract
        charges                    243,921      --              2,505,508      --          --         --
  2003  Lowest contract charges     30,746       17.74            545,412      --           1.60%     26.47%
        Highest contract charges     3,433        9.64             33,099       1.24%       2.28%     24.90%
        Remaining contract
        charges                    214,639      --              2,116,921      --          --         --
  2002  Lowest contract charges     31,030        7.78            241,446       0.31%       1.61%    (22.19)%
        Highest contract charges       235        7.72              1,811       1.07%       6.65%    (22.80)%
        Remaining contract
        charges                    124,655      --                978,267      --          --         --
AIM FINANCIAL SERVICES FUND
  2004  Lowest contract charges     19,858       11.76            233,622       0.65%       1.60%      7.84%
        Highest contract charges       948       11.56             10,964       1.23%       1.60%      7.19%
        Remaining contract
        charges                      4,130      --                 48,540      --          --         --
  2003  Lowest contract charges        880       10.79              9,489      --           0.94%     29.50%
        Highest contract charges       209       10.79              2,258       1.24%       0.77%     27.89%
        Remaining contract
        charges                     15,031      --                164,087      --          --         --
  2002  Lowest contract charges      4,521        8.48             38,338       0.56%      --        (15.20)%
        Highest contract charges       183        8.44              1,540       1.07%      --        (15.65)%
        Remaining contract
        charges                      2,762      --                 23,494      --          --         --
AIM LEISURE FUND
  2004  Lowest contract charges        113       13.46              1,515      --          --         13.60%
        Highest contract charges     1,433       12.29             17,620       1.23%       1.91%     12.19%
        Remaining contract
        charges                     36,315      --                454,135      --          --         --
  2003  Lowest contract charges      7,021       11.08             77,799       0.65%      --         29.46%
        Highest contract charges       307       10.96              3,362       1.25%      --         28.69%
        Remaining contract
        charges                     19,932      --                221,164      --          --         --
  2002  Lowest contract charges      3,621        8.56             30,988       0.56%      --        (14.41)%
        Highest contract charges       189        8.51              1,609       1.09%      --        (14.86)%
        Remaining contract
        charges                      8,710      --                 74,803      --          --         --
AIM SMALL COMPANY GROWTH FUND
  2004  Lowest contract charges      2,618        8.49             22,235      --          --         13.04%
        Highest contract charges       161       10.83              1,745       1.23%      --         11.64%
        Remaining contract
        charges                     30,826      --                337,233      --          --         --
  2003  Lowest contract charges        240        7.51              1,803      --          --         33.49%
        Highest contract charges        91        9.70                880       1.23%      --         31.84%
        Remaining contract
        charges                     21,654      --                205,097      --          --         --
  2002  Lowest contract charges      2,040        7.40             15,087       0.56%      --        (26.05)%
        Highest contract charges        29        7.36                213       1.08%      --        (26.44)%
        Remaining contract
        charges                      6,762      --                 47,999      --          --         --

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                 UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS    FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ---------------  --------------  ---------  ----------  ---------
AIM TECHNOLOGY FUND
  2004  Lowest contract charges      3,722      $ 8.29         $   30,832       0.35%      --          3.01%
        Highest contract charges        90        8.02                721       1.22%      --          2.09%
        Remaining contract
        charges                      9,402      --                 69,613      --          --         --
  2003  Lowest contract charges      7,345        3.93             28,828      --          --         43.17%
        Highest contract charges         3        7.85                 20       0.25%      --         41.39%
        Remaining contract
        charges                      6,975      --                 52,466      --          --         --
  2002  Lowest contract charges        606        5.64              3,417       0.26%      --        (43.62)%
        Highest contract charges       911        6.14              5,590       0.56%      --        (38.61)%
        Remaining contract
        charges                        575      --                  3,210      --          --         --
JANUS ADVISER CAPITAL APPRECIATION FUND
  2004  Lowest contract charges     11,205       12.18            136,524      --          --         17.64%
        Highest contract charges       349       11.75              4,101       1.25%      --         16.18%
        Remaining contract
        charges                     92,341      --              1,099,845      --          --         --
  2003  Lowest contract charges     11,079       10.36            114,750      --          --         18.92%
        Highest contract charges       229       10.12              2,313       1.25%      --         17.44%
        Remaining contract
        charges                     76,382      --                780,693      --          --         --
  2002  Lowest contract charges     52,818        8.66            457,399       0.56%       0.49%    (13.40)%
        Highest contract charges        66        8.62                576       1.09%       0.26%    (13.86)%
        Remaining contract
        charges                      --         --                --           --          --         --
JANUS ADVISER INTERNATIONAL GROWTH FUND
  2004  Lowest contract charges        396       12.72              5,035      --           1.39%     19.85%
        Highest contract charges       582       12.27              7,142       1.20%       2.65%     18.36%
        Remaining contract
        charges                      7,038      --                 87,865      --          --         --
  2003  Lowest contract charges      6,538       10.48             68,543       0.65%       1.18%     33.90%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
  2002  Lowest contract charges      3,213        7.83             25,156       0.56%       3.06%    (21.71)%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
JANUS ADVISER WORLDWIDE FUND
  2004  Lowest contract charges      8,551        9.83             84,079       0.65%       0.69%      4.06%
        Highest contract charges       250        9.66              2,417       1.24%       0.45%      3.43%
        Remaining contract
        charges                     25,466      --                 24,696      --          --         --
  2003  Lowest contract charges      3,862        9.45             36,498       0.65%       0.78%     22.04%
        Highest contract charges       137        9.34              1,281       1.24%       0.98%     21.31%
        Remaining contract
        charges                     38,442      --                 35,900      --          --         --
  2002  Lowest contract charges      1,935        7.74             14,982       0.54%       2.70%    (22.57)%
        Highest contract charges        38        7.70                292       1.04%       1.46%    (22.97)%
        Remaining contract
        charges                     17,816      --                 13,661      --          --         --

_____________________________________ SA-46 ____________________________________

                                                                                        INVESTMENT
                                                 UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS    FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ---------------  --------------  ---------  ----------  ---------
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
  2004  Lowest contract charges     90,317      $10.03         $  905,806       0.35%       0.48%      9.25%
        Highest contract charges     1,624        9.77             15,873       1.24%       0.56%      8.27%
        Remaining contract
        charges                     89,006      --                810,861      --          --         --
  2003  Lowest contract charges     57,554        9.18            528,363       0.35%      --         22.22%
        Highest contract charges       667        9.03              6,019       1.24%      --         21.12%
        Remaining contract
        charges                     23,780      --                203,952      --          --         --
  2002  Lowest contract charges     26,467        7.51            198,805       0.30%      --        (24.88)%
        Highest contract charges       134        7.45                996       0.92%      --        (25.48)%
        Remaining contract
        charges                      7,700      --                 56,130      --          --         --
MFS CAPITAL OPPORTUNITIES FUND
  2004  Lowest contract charges     72,728       10.41            756,886       0.65%       0.45%     11.81%
        Highest contract charges       194       10.23              1,987       1.23%       0.51%     11.14%
        Remaining contract
        charges                      2,277      --                 19,824      --          --         --
  2003  Lowest contract charges     62,648        9.31            583,110       0.65%      --         26.58%
        Highest contract charges       115        9.20              1,057       1.22%      --         25.83%
        Remaining contract
        charges                      2,026      --                 15,808      --          --         --
  2002  Lowest contract charges     43,863        7.35            322,521       0.56%      --        (26.47)%
        Highest contract charges         9        7.31                 69       0.57%      --        (26.86)%
        Remaining contract
        charges                        538      --                  3,324      --          --         --
MFS HIGH INCOME FUND
  2004  Lowest contract charges      4,257       12.98             55,243      --           7.79%      9.42%
        Highest contract charges     6,586       13.18             86,828       1.24%       7.81%      8.06%
        Remaining contract
        charges                      7,615      --                 98,928      --          --         --
  2003  Lowest contract charges        408       11.86              4,839      --           7.86%     22.83%
        Highest contract charges       298       12.20              3,636       1.23%       7.84%     21.30%
        Remaining contract
        charges                      3,087      --                 37,203      --          --         --
  2002  Lowest contract charges        939       10.11              9,496       0.56%       7.25%      1.11%
        Highest contract charges        10       10.06                 99       0.63%       7.34%      0.58%
        Remaining contract
        charges                         99      --                    950      --          --         --
MFS MID CAP GROWTH FUND
  2004  Lowest contract charges        477        9.55              4,555      --          --         14.47%
        Highest contract charges     9,031        9.21             83,207       1.24%      --         13.05%
        Remaining contract
        charges                     38,674      --                360,269      --          --         --
  2003  Lowest contract charges      3,829        8.24             31,559       0.65%      --         37.09%
        Highest contract charges       545        8.15              4,444       1.24%      --         36.27%
        Remaining contract
        charges                     20,647      --                163,168      --          --         --
  2002  Lowest contract charges      2,722        6.01             16,365       0.56%      --        (39.88)%
        Highest contract charges       108        5.98                644       0.89%      --        (40.19)%
        Remaining contract
        charges                      7,559      --                 43,660      --          --         --

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                 UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS    FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ---------------  --------------  ---------  ----------  ---------
MFS UTILITIES FUND
  2004  Lowest contract charges      9,060      $14.78         $  133,898       0.65%       1.40%     29.06%
        Highest contract charges       113       14.53              1,639       1.25%       1.38%     28.29%
        Remaining contract
        charges                        815      --                  8,454      --          --         --
  2003  Lowest contract charges      5,611       11.45             64,248       0.65%       1.95%     35.10%
        Highest contract charges        49       11.32                559       1.16%       2.19%     34.30%
        Remaining contract
        charges                        156      --                  1,254      --          --         --
  2002  Lowest contract charges      3,341        8.48             28,319       0.56%       3.99%    (15.25)%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
MFS VALUE FUND
  2004  Lowest contract charges      2,607       12.51             32,615      --           1.28%     15.08%
        Highest contract charges     2,173       12.07             26,225       1.23%       1.42%     13.65%
        Remaining contract
        charges                     81,177      --                997,875      --          --         --
  2003  Lowest contract charges     30,412       10.74            326,560       0.65%       1.28%     23.89%
        Highest contract charges       373       10.62              3,965       1.25%       1.31%     23.15%
        Remaining contract
        charges                     24,719      --                268,735      --          --         --
  2002  Lowest contract charges     21,261        8.67            184,277       0.56%       2.00%    (13.33)%
        Highest contract charges       254        8.62              2,194       1.09%       1.51%    (13.78)%
        Remaining contract
        charges                     13,009      --                114,381      --          --         --
OAKMARK INTERNATIONAL SMALL CAP
  2004  Lowest contract charges     42,376       18.37            778,258       0.35%       1.81%     28.50%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
  2003  Lowest contract charges     21,822       14.29            311,896       0.35%       1.21%     51.88%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
  2002  Lowest contract charges     10,078        9.41             94,836       0.31%       4.88%     (5.90)%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
OPPENHEIMER CAPITAL APPRECIATION FUND
  2004  Lowest contract charges     14,302       10.85            155,141      --          --          6.46%
        Highest contract charges    10,584       10.46            110,749       1.24%      --          5.13%
        Remaining contract
        charges                     84,838      --                900,910      --          --         --
  2003  Lowest contract charges      6,519       10.19             66,429      --          --         29.46%
        Highest contract charges       317        9.95              3,160       1.23%      --         27.85%
        Remaining contract
        charges                     57,938      --                583,153      --          --         --
  2002  Lowest contract charges     39,653        7.83            310,336       0.54%      --        (21.74)%
        Highest contract charges         8        7.79                 61      --          --        (22.15)%
        Remaining contract
        charges                      --         --                --           --          --         --

_____________________________________ SA-48 ____________________________________

                                                                                        INVESTMENT
                                                 UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS    FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ---------------  --------------  ---------  ----------  ---------
OPPENHEIMER GLOBAL FUND
  2004  Lowest contract charges      6,143      $61.53         $  377,955      --           0.54%     18.67%
        Highest contract charges     4,419       13.08             57,796       1.24%       0.90%     17.20%
        Remaining contract
        charges                     61,498      --                818,175      --          --         --
  2003  Lowest contract charges      9,014       51.85            467,356      --           1.37%     43.07%
        Highest contract charges       534       11.16              5,957       1.23%       2.71%     41.30%
        Remaining contract
        charges                     24,737      --                279,289      --          --         --
  2002  Lowest contract charges     12,400        7.94             98,441       0.54%      --        (20.61)%
        Highest contract charges         7        7.90                 57      --          --        (21.03)%
        Remaining contract
        charges                      1,697      --                 13,522      --          --         --
PUTNAM INTERNATIONAL EQUITY FUND
  2004  Lowest contract charges     58,900       12.70            748,137       0.35%       1.74%     15.83%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
  2003  Lowest contract charges     43,087       10.97            472,504       0.35%       2.39%     27.69%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
  2002  Lowest contract charges     27,373        8.59            235,081       0.31%       0.36%    (14.12)%
        Highest contract charges     --         --                --           --          --         --
        Remaining contract
        charges                      --         --                --           --          --         --
VAN KAMPEN EQUITY AND INCOME FUND
  2004  Lowest contract charges     32,952       12.57            414,162      --           2.29%     11.77%
        Highest contract charges     9,123       12.12            110,619       1.24%       2.60%     10.38%
        Remaining contract
        charges                    389,213      --              4,826,622      --          --         --
  2003  Lowest contract charges     28,433       11.25            319,731      --           3.06%     22.16%
        Highest contract charges     2,653       10.98             29,143       1.24%       2.87%     20.64%
        Remaining contract
        charges                    250,789      --              2,798,255      --          --         --
  2002  Lowest contract charges     89,291        9.18            819,413       0.31%       2.57%     (8.23)%
        Highest contract charges       232        9.11              2,110       1.09%       2.78%     (8.95)%
        Remaining contract
        charges                     54,899      --                503,756      --          --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

Summary of Separate Account expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.00% to 1.25% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in units.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee, ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are redemption of units.

_____________________________________ SA-50 ____________________________________

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    -----------------------------------------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ------------------------
                                                           2004     2003     2002
                                                          ------------------------
                                                               (In millions)
 REVENUES
   Fee income                                             $2,592   $2,169   $2,079
   Earned premiums and other                                 484      934      574
   Net investment income                                   2,470    1,764    1,572
   Net realized capital gains (losses)                       129        1     (276)
                                                          ------------------------
                                     TOTAL REVENUES        5,675    4,868    3,949
                                                          ------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses          3,111    2,726    2,275
   Insurance expenses and other                              709      625      650
   Amortization of deferred policy acquisition
    costs and present value of future profits                814      660      531
   Dividends to policyholders                                 29       63       65
                                                          ------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,663    4,074    3,521
                                                          ------------------------
   Income before income tax expense and cumulative
    effect of accounting changes                           1,012      794      428
   Income tax expense                                         29      168        2
   Income before cumulative effect of accounting
    changes                                                  983      626      426
   Cumulative effect of accounting changes, net of
    tax                                                      (18)      --       --
                                                          ------------------------
                                         NET INCOME       $  965   $  626   $  426
                                                          ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         2004          2003
                                                      -------------------------
                                                      (In millions, except for
                                                             share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $40,479 and $28,511)      $ 42,691      $ 30,085
   Equity securities, available for sale, at fair
    value (cost of $171 and $78)                            179            85
   Equity securities, held for trading, at fair
    value                                                     1            --
   Policy loans, at outstanding balance                   2,617         2,470
   Other investments                                      1,083           639
                                                      -------------------------
                                  TOTAL INVESTMENTS      46,571        33,279
                                                      -------------------------
   Cash                                                     216            96
   Premiums receivable and agents' balances                  20            17
   Reinsurance recoverables                               1,460         1,297
   Deferred policy acquisition costs and present
    value of future profits                               6,453         6,088
   Deferred income taxes                                   (638)         (486)
   Goodwill                                                 186           186
   Other assets                                           1,562         1,238
   Separate account assets                              139,812       130,225
                                                      -------------------------
                                       TOTAL ASSETS    $195,642      $171,940
                                                      -------------------------
 LIABILITIES
   Reserve for future policy benefits                  $  7,244      $  6,518
   Other policyholder funds                              37,493        25,263
   Other liabilities                                      3,844         3,330
   Separate account liabilities                         139,812       130,225
                                                      -------------------------
                                  TOTAL LIABILITIES     188,393       165,336
                                                      -------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 11
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                         6             6
   Capital surplus                                        2,240         2,240
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                            940           711
     Foreign currency translation adjustments                (1)           (1)
                                                      -------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         939           710
                                                      -------------------------
   Retained earnings                                      4,064         3,648
                                                      -------------------------
                         TOTAL STOCKHOLDER'S EQUITY       7,249         6,604
                                                      -------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $195,642      $171,940
                                                      -------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                            ------------------------------------------
                                                                 Net         Net (Loss)
                                                             Unrealized       Gain on
                                                            Capital Gains    Cash Flow       Foreign
                                                             (Losses) on      Hedging       Currency                    Total
                                         Common   Capital    Securities,    Instruments,   Translation   Retained   Stockholder's
                                         Stock    Surplus    Net of Tax      Net of Tax    Adjustments   Earnings      Equity
                                         ----------------------------------------------------------------------------------------
                                                                              (In millions)
 2004
 Balance, December 31, 2003                $6     $2,240       $  728           $ (17)         $(1)       $3,648       $6,604
 Comprehensive income
   Net income                                                                                                965          965
 Other comprehensive income,
  net of tax (1)
   Cumulative effect of
    accounting change                                             292                                                     292
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                104                                                     104
   Net loss on cash flow
    hedging instruments                                                          (167)                                   (167)
 Total other comprehensive
  income                                                                                                                  229
   Total comprehensive income                                                                                           1,194
 Dividends declared                                                                                         (549)        (549)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2004            $6     $2,240       $1,124           $(184)         $(1)       $4,064       $7,249
                                         ----------------------------------------------------------------------------------------
 2003
 Balance, December 31, 2002                $6     $2,041       $  463           $ 111          $(1)       $3,197       $5,817
 Comprehensive income
   Net income                                                                                                626          626
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                265                                                     265
   Net loss on cash flow
    hedging instruments                                                          (128)                                   (128)
 Total other comprehensive
  income                                                                                                                  137
   Total comprehensive income                                                                                             763
 Capital contribution from
  parent                                             199                                                                  199
 Dividends declared                                                                                         (175)        (175)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2003            $6     $2,240       $  728           $ (17)         $(1)       $3,648       $6,604
                                         ----------------------------------------------------------------------------------------
 2002
 Balance, December 31, 2001                $6     $1,806       $  114           $  63          $(2)       $2,771       $4,758
 Comprehensive income
   Net income                                                                                                426          426
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                349                                                     349
   Net gain on cash flow
    hedging instruments                                                            48                                      48
   Cumulative translation
    adjustments                                                                                  1                          1
 Total other comprehensive
  income                                                                                                                  398
   Total comprehensive income                                                                                             824
 Capital contribution from
  parent                                             235                                                                  235
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2002            $6     $2,041       $  463           $ 111          $(1)       $3,197       $5,817
                                         ----------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain on securities is reflected net of tax and other items of $56, $143, and $188 for the years ended December 31, 2004, 2003 and 2002, respectively. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(90), $(69) and $26 for the years ended December 31, 2004, 2003 and 2002, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $78, and $(170) for the years ended December 31, 2004, and 2002, respectively. There were no reclassification adjustments for after-tax gains (losses) realized in net income for the year ended
    December 31, 2003.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                      ---------------------------
                                                       2004      2003      2002
                                                      ---------------------------
                                                             (In millions)
 OPERATING ACTIVITIES
   Net income                                         $   965   $   626   $   426
   Adjustments to reconcile net income to net cash
    provided by operating activities
   Net realized capital (gains) losses                   (129)       (1)      276
   Cumulative effect of accounting changes, net of
    tax                                                    18        --        --
   Amortization of deferred policy acquisition
    costs and present value of future profits             814       660       531
   Additions to deferred policy acquisition costs
    and present value of future Profits                (1,375)   (1,319)     (987)
   Depreciation and amortization                           43       117        19
   Increase in premiums receivable and agents'
    balances                                               (3)       (2)       (5)
   (Decrease) increase in other liabilities                (7)      299       (61)
   Change in receivables, payables, and accruals         (205)      227         2
   Increase (decrease) in accrued tax                      34       (67)       76
   (Increase) decrease in deferred income tax             (55)       65        23
   Amortization of sales inducements                       30        68        67
   Additions to deferred sales inducements               (141)     (136)     (106)
   Increase in future policy benefits                     726       794       560
   Increase in reinsurance recoverables                   (15)       (1)     (127)
   Decrease (increase) in other assets                     55      (109)      (83)
                                                      ---------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES       755     1,221       611
                                                      ---------------------------
 INVESTING ACTIVITIES
   Purchases of investments                           (17,192)  (13,628)  (12,470)
   Sales of investments                                13,306     6,676     5,781
   Maturity and principal paydowns of fixed
    maturity investments                                2,971     3,233     2,266
   Other                                                   --        85        --
                                                      ---------------------------
             NET CASH USED FOR INVESTING ACTIVITIES      (915)   (3,634)   (4,423)
                                                      ---------------------------
 FINANCING ACTIVITIES
   Capital contributions                                   --       199       235
   Dividends paid                                        (549)     (175)       --
   Net receipts from investment and universal
    life-type contracts charged against
    policyholder accounts                                 829     2,406     3,567
                                                      ---------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES       280     2,430     3,802
                                                      ---------------------------
   Net increase (decrease) in cash                        120        17       (10)
   Impact of foreign exchange                              --        --         2
   Cash -- beginning of year                               96        79        87
                                                      ---------------------------
   Cash -- end of year                                $   216   $    96   $    79
                                                      ---------------------------
 Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid (received) During the Year for:
   Income taxes                                       $    42   $    35   $    (2)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

NOTE 2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

In 2004, the Company sponsored and purchased an investment interest in a synthetic collateralized loan obligation transaction, a variable interest entity ("VIE") for which the Company determined itself to be the primary beneficiary. Accordingly, the assets, liabilities and results of operations of the entity are included in the Company's consolidated financial statements. For further discussion of the synthetic collateralized loan transaction see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and evaluation of other-than-temporary impairments, income taxes and contingencies.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ADOPTION OF NEW ACCOUNTING STANDARDS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                          Other
                                                                                      Comprehensive
        Components of Cumulative Effect of Adoption                  Net Income          Income
                                                                     ------------------------------
Establishing GMDB and other benefit reserves for annuity
 contracts                                                              $(50)             $ --
Reclassifying certain separate accounts to general account                30               294
Other                                                                      2                (2)
                                                                     ------------------------------
TOTAL CUMULATIVE EFFECT OF ADOPTION                                     $(18)             $292
                                                                     ------------------------------

In May 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity". SFAS No. 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS No. 150 requires liability classification for two broad classes of financial instruments:
(a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross-physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g. security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buyback shares are examples of financial instruments that should be reported as liabilities under this new guidance. SFAS No. 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for separately. SFAS No. 150 was effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which required an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaced the previously issued FIN 46 and, subject to certain special provisions, was effective no later than the end of the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS No. 123R"), which replaces SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") and supercedes APB Opinion No. 25, "Accounting for Stock Issued to Employees". SFAS No. 123R requires all companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award for financial statements for reporting periods beginning after June 15, 2005. The pro forma disclosures previously permitted under SFAS No. 123 will no longer be an alternative to financial statement recognition. The transition methods include prospective and retrospective adoption options. The prospective method requires that compensation expense be recorded for all unvested stock-based awards including those granted prior to adoption of the fair value recognition provisions of SFAS No. 123, at the beginning of the first quarter of adoption of SFAS No. 123R, while the retrospective methods would record compensation expense for all unvested stock-based awards beginning with the first period restated. The Hartford will adopt SFAS No. 123R in the third quarter of fiscal 2005 using the prospective method. In January 2003, The Hartford began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS No. 123 and therefore, the adoption is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

EITF ISSUE NO. 03-1

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF Issue No. 03-1"). EITF Issue No. 03-1 was effective for periods beginning after June 15, 2004 and adopts a three-step impairment model for securities within its scope. The three-step model must be applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.

Step 2: Evaluate whether an impairment is other-than-temporary. For debt securities that cannot be contractually prepaid or otherwise settled in such a way that the investor would not recover substantially all of its cost, an impairment is deemed other-than-temporary if the investor does not have the ability and intent to hold the investment until a forecasted market price recovery or it is probable that the investor will be unable to collect all amounts due according to the contractual terms of the debt security.

Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost basis and its fair value.

Subsequent to an other-than-temporary impairment loss, a debt security should be accounted for in accordance with SOP 03-3, "Accounting for Certain Loans and Debt Securities Acquired in a Transfer" ("SOP 03-3"). SOP 03-3 requires that the amount of a security's expected cash flows in excess of the investor's initial cost or amortized cost investment be recognized as interest income on a level-yield basis over the life of the security. EITF Issue No. 03-1 does not replace the impairment guidance for investments accounted for under EITF Issue No. 99-20, "Recognition of Interest Income and Impairments on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF Issue No. 99-20"), however, it requires investors to determine if a security is other-than-temporarily impaired under EITF Issue No. 03-1 if the security is determined not to be other-than-temporarily impaired under EITF Issue No. 99-20.

In September 2004, the FASB staff issued clarifying guidance for comment in FASB Staff Position ("FSP") EITF Issue No. 03-1-a, "Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, 'The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments"', ("FSP Issue No. 03-1-a") and subsequently voted to delay the implementation of the impairment measurement and recognition guidance contained in paragraphs 10-20 of EITF Issue No. 03-1 in order to redeliberate certain aspects of the consensus as well as the implementation guidance included in FSP Issue No. 03-1-a. The disclosure requirements including quantitative and qualitative information regarding investments in an unrealized loss position remain effective and are included in Note 4.

The ultimate impact the adoption of EITF Issue No. 03-1 will have on the Company's consolidated financial condition and results of operations is still unknown. Depending on the nature of the ultimate guidance, adoption of the standard could potentially result in the recognition of unrealized losses, including those declines in value that are attributable to interest rate movements, as other-than-temporary impairments, except those deemed to be minor in nature. As of December 31, 2004, the Company had $154 of total gross unrealized losses. The amount of impairments to be recognized, if any, will depend on the final standard, market conditions and management's intent and ability to hold securities with unrealized losses at the time of the impairment evaluation.

STOCK-BASED COMPENSATION

In January 2003, The Hartford adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock Issued to Employees", and used the prospective transition method. Under the prospective method, stock-based compensation expense is recognized for awards granted or modified after the beginning of the fiscal year in which the change is made. The Hartford expenses all stock-based compensation awards granted after January 1, 2003. The allocated expense to the Company from The Hartford associated with these awards for the year ended December 31, 2003, was immaterial.

All stock-based compensation awards granted or modified prior to January 1, 2003, will continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date, and is recognized over the award's vesting period. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2004, 2003 and 2002 is less than that which would have been recognized if the fair value method had been applied to all awards granted since the effective date of SFAS No. 123.

INVESTMENTS

Hartford Life Insurance Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" as defined in SFAS No. 115, "Accounting for Certain Investments in

Debt and Equity Securities" ("SFAS No. 115"). Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Equity investments classified as "trading", as defined in SFAS No. 115, are recorded at fair value with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance, which approximates fair value. Other investments primarily consist of limited partnership interests, derivatives and mortgage loans. Limited partnerships are accounted for under the equity method and accordingly the Company's share of partnership earnings are included in net investment income. Derivatives are carried at fair value and mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed and commercial mortgage-backed securities are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads incorporate the issuer's credit rating as assigned by a nationally recognized rating agency and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third-party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2004 and 2003, primarily consisted of non-144A private placements and have an average duration of 4.7 and 4.3, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2004 and 2003:

                                                            2004                                    2003
                                            -----------------------------------------------------------------------------
                                                                       Percentage                              Percentage
                                             General Account Fixed      of Total     General Account Fixed      of Total
                                            Maturities at Fair Value   Fair Value   Maturities at Fair Value   Fair Value
                                            -----------------------------------------------------------------------------
Priced via independent market
 quotations                                         $34,429               80.6%             $24,557               81.6%
Priced via broker quotations                          3,074                7.2%               2,037                6.8%
Priced via matrices                                   3,508                8.2%               2,129                7.1%
Priced via other methods                                 61                0.2%                 151                0.5%
Short-term investments [1]                            1,619                3.8%               1,211                4.0%
                                            -----------------------------------------------------------------------------
                          TOTAL [2]                 $42,691              100.0%             $30,085              100.0%
                                            -----------------------------------------------------------------------------

    (1) Short-term investments are primarily valued at amortized cost, which approximates fair value.

    (2) Effective January 1, 2004, guaranteed separate account assets were included with general account assets as a result of adopting SOP 03-1.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS

One of the significant estimations inherent in the valuation of investments is the evaluation of other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20 ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Non-EITF Issue No. 99-20 securities depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. The evaluation of non-EITF Issue No. 99-20 securities depressed more than ten percent is documented and discussed quarterly by the committee.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment charge is recognized. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from current estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional other-than-temporary impairments. The ultimate completion of EITF Issue No. 03-1 may impact the Company's current other-than-temporary impairment evaluation process. (For further discussion of EITF Issue No. 03-1, see the Future Adoption of New Accounting Standards section of Note 2.)

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the year ended December 31, 2004 and were $1 for the years ended December 31, 2003 and 2002. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

NET INVESTMENT INCOME

Interest income from fixed maturities is recognized when earned on a constant effective yield basis based on estimated principal repayments, if applicable. Prepayment fees are recorded in net investment income when earned. The Company stops recognizing interest income when it does not expect to receive amounts in accordance with the contractual terms of the security. Interest income on these investments is recognized only when interest payments are received.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. (For a further discussion of derivative instruments, see the Derivative Instruments section of Note 4.)

The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of
Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. Fair value is based upon either independent market quotations or pricing valuation models which utilize independent third party data as inputs. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and guaranteed minimum withdrawal benefits ("GMWB") reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB reinsurance contract amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

FAIR-VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income.

CASH-FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the hedged item is recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

FOREIGN-CURRENCY HEDGES

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair-value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated change in value of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking all derivatives that are designated as fair-value, cash-flow, foreign-currency or net-investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Depending on the hedging strategy, quantitative methods may include the "Change in Variable Cash Flows Method," the "Change in Fair Value Method" and the "Hypothetical Derivative Method". In addition, certain hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which the derivative became ineffective and prospectively, as discussed below under discontinuance of hedge accounting.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur; or (3) the derivative expires or is sold, terminated, or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases financial instruments and issues products, such as GMWB, that contain a derivative instrument that is embedded in the financial instruments or products. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and then collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

PRODUCT DERIVATIVES AND RISK MANAGEMENT

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the policyholder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the policyholder for the GMWB over the Attributed Fees are associated with the host variable annuity contract and recorded in fee income.

For contracts issued prior to July 2003, the Company has a reinsurance arrangement in place to offset its exposure to the GMWB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. As of July 2003, the Company had substantially exhausted all of its reinsurance capacity with respect to contracts issued after July 2003. Substantially all new contracts with the GMWB are covered by a reinsurance arrangement with a related party. For further discussion of this arrangement, see Note 15 of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired, usually 20 years. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC". At December 31, 2004 and 2003, the carrying value of the Company's DAC was $6.5 billion and $6.1 billion, respectively. For statutory accounting purposes, such costs are expensed as incurred.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"), arising principally from projected investment, mortality and expense margins and surrender charges. The attributable portion of the DAC amortization is allocated to realized gains and losses on investments. The DAC balance is also adjusted through other comprehensive income by an amount that represents the amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses. The average annual long-term rate of assumed separate account fund performance (before mortality and expense charges) used in estimating gross profits for the variable annuity and variable universal life business was 9% for the years ended December 31, 2004 and 2003. For other products including fixed annuities and other universal life-type contracts, the average assumed investment yield ranged from 5.7% to 7.9% for both years ended December 31, 2004 and 2003.

The Company had developed models to evaluate its DAC asset, which allowed it to run a large number of stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a statistically significant range of reasonable estimates of EGPs. This range was then compared to the present value of EGPs currently utilized in the DAC amortization model. As of December 31, 2004, the present value of the EGPs utilized in the DAC amortization model fall within a reasonable range of statistically calculated present value of EGPs. As a result, the Company does not believe there is sufficient evidence to suggest that a revision to the EGPs (and therefore, a revision to the DAC) as of December 31, 2004 is necessary; however, if in the future the EGPs utilized in the DAC amortization model were to exceed the margin of the reasonable range of statistically calculated EGPs, a revision could be necessary.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, all of its assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, 'Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments', and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary.

Aside from absolute levels and timing of market performance assumptions, additional factors that will influence the determination to adjust assumptions include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,212 on December 31, 2004), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. The Company's traditional life and group disability products are classified as long duration contracts, and premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 5%, 6%, and 6% as of December 31, 2004, 2003 and 2002, respectively, of total life insurance in force. Dividends to policyholders were $29, $63, and $65 for the years ended December 31, 2004, 2003 and 2002, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 3. SEGMENT INFORMATION

The Company has changed its reportable operating segments in 2004 from Investment Products, Individual Life and Corporate Owned Life Insurance ("COLI") to Retail Products ("Retail"), Institutional Solutions ("Institutional") and Individual Life. Retail offers individual variable and fixed annuities, retirement plan products and services to corporations under Section 401(k) plans and other investment products. Institutional primarily offers retirement plan products and services to municipalities under Section 457 plans, other institutional investment products, structured settlements, and private placement life insurance (formerly COLI). Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance. Hartford Life Insurance Company also includes in an Other category net realized capital gains and losses other than periodic net coupon settlements on non-qualifying derivatives and net realized capital gains and losses related to guaranteed minimum withdrawal benefits; corporate items not directly allocable to any of its reportable operating segments, intersegment eliminations as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its direct parent HLA. Periodic net coupon settlements on non-qualifying derivatives and net realized capital gains are reflected in each applicable segment in net realized capital gains and losses.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between the Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk charges. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in the Other category. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's net investment income, with an offsetting adjustment in the Other category. Credit related net capital losses are retained by the Other category. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through net investment income. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments.

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
TOTAL REVENUES
  Retail Products Group
    Individual Annuities                                             $2,481      $1,656      $1,451
    Other                                                               145         118         105
      Total Retail Products Group                                     2,626       1,774       1,556
  Institutional Solutions Group                                       1,820       2,082       1,730
  Individual Life                                                       957         893         858
  Other                                                                 272         119        (195)
                                                                     ------------------------------
                                              TOTAL REVENUES         $5,675      $4,868      $3,949
                                                                     ------------------------------
NET INVESTMENT INCOME
  Retail Products Group                                              $1,079      $  493      $  367
  Institutional Solutions Group                                       1,044         976         958
  Individual Life                                                       267         222         224
  Other                                                                  80          73          23
                                                                     ------------------------------
                                 TOTAL NET INVESTMENT INCOME         $2,470      $1,764      $1,572
                                                                     ------------------------------
AMORTIZATION OF DAC
  Retail Products Group                                              $  608      $  462      $  377
  Institutional Solutions Group                                          37          33           8
  Individual Life                                                       169         165         146
                                                                     ------------------------------
                                   TOTAL AMORTIZATION OF DAC            814         660         531
                                                                     ------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Retail Products Group                                              $   43      $   30      $   55
  Institutional Solutions Group                                          40          57          46
  Individual Life                                                        69          64          59
  Other                                                                (123)         17        (158)
                                                                     ------------------------------
                                    TOTAL INCOME TAX EXPENSE         $   29      $  168      $    2
                                                                     ------------------------------
NET INCOME (LOSS)
  Retail Products Group                                              $  392      $  341      $  280
  Institutional Solutions Group                                         105         119          94
  Individual Life                                                       141         134         116
  Other                                                                 327          32         (64)
                                                                     ------------------------------
                                            TOTAL NET INCOME         $  965      $  626      $  426
                                                                     ------------------------------

[1] The Company includes tax benefits reflecting the impact of audit settlements of $191, $0, and $76 for the years ended December 31, 2004, 2003, and 2002, respectively.

                                                                          December 31,
                                                                     ----------------------
                                                                       2004          2003
                                                                     ----------------------
ASSETS
  Retail Products Group                                              $121,255      $106,058
  Institutional Solutions Group                                        57,983        51,212
  Individual Life                                                      11,425        10,555
  Other                                                                 4,979         4,115
                                                                     ----------------------
                                                TOTAL ASSETS         $195,642      $171,940
                                                                     ----------------------
DAC
  Retail Products Group                                              $  4,474      $  4,271
  Institutional Solutions Group                                           159           106
  Individual Life                                                       1,809         1,689
  Other                                                                    11            22
                                                                     ----------------------
                                                   TOTAL DAC         $  6,453      $  6,088
                                                                     ----------------------
RESERVE FOR FUTURE POLICY BENEFITS
  Retail Products Group                                              $    732      $    495
  Institutional Solutions Group                                         4,845         4,356
  Individual Life                                                         538           533
  Other                                                                 1,129         1,134
                                                                     ----------------------
                    TOTAL RESERVE FOR FUTURE POLICY BENEFITS         $  7,244      $  6,518
                                                                     ----------------------
OTHER POLICYHOLDER FUNDS
  Retail Products Group                                              $ 19,395      $  9,777
  Institutional Solutions Group                                        13,447        12,059
  Individual Life                                                       4,150         3,428
  Other                                                                   501            (1)
                                                                     ----------------------
                              TOTAL OTHER POLICYHOLDER FUNDS         $ 37,493      $ 25,263
                                                                     ----------------------

NOTE 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                                                     $2,122      $1,425      $1,235
Policy loans                                                            183         207         251
Other investments                                                       195         152         103
Gross investment income                                               2,500       1,784       1,589
Less: Investment expenses                                                30          20          17
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $2,470      $1,764      $1,572
                                                                     ------------------------------

COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                     $  168      $   (6)     $ (285)
Equity securities                                                         7          (7)         (4)
Periodic net coupon settlements on non-qualifying
 derivatives                                                              4          29          13
Other [1]                                                               (50)        (16)         (1)
Change in liability to policyholders for net realized
 capital gains                                                           --           1           1
                                                                     ------------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)         $  129      $    1      $ (276)

[1] Primarily consists of changes in fair value on non-qualifying derivatives and hedge ineffectiveness on qualifying derivate instruments, as well as, the amortization of deferred acquisition costs.

COMPONENTS OF UNREALIZED GAINS (LOSSES) ON
 AVAILABLE-FOR-SALE EQUITY SECURITIES
Gross unrealized gains                                               $   11      $   11      $    2
Gross unrealized losses                                                  (3)         (4)        (19)
                                                                     ------------------------------
Net unrealized gains (losses)                                             8           7         (17)
Deferred income taxes and other items                                     3           2          (6)
                                                                     ------------------------------
Net unrealized gains (losses), net of tax                                 5           5         (11)
Balance -- beginning of year                                              5         (11)         (6)
                                                                     ------------------------------
    CHANGE IN UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES         $   --      $   16      $   (5)
                                                                     ------------------------------

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES
Gross unrealized gains                                               $2,363      $1,715      $1,389
Gross unrealized losses                                                (151)       (141)       (278)
Net unrealized gains credited to policyholders                          (20)        (63)        (58)
                                                                     ------------------------------
Net unrealized gains                                                  2,192       1,511       1,053
Deferred income taxes and other items                                 1,073         788         579
                                                                     ------------------------------
Net unrealized gains, net of tax                                      1,119         723         474
Balance -- beginning of year                                            723         474         120
                                                                     ------------------------------
     CHANGE IN UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES         $  396      $  249      $  354
                                                                     ------------------------------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2004
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
  Asset-backed securities ("ABS")                    $ 5,881            $   72                 $ (61)            $ 5,892
  Collateralized mortgage obligations
   ("CMOs")
   Agency backed                                         834                 9                    (3)                840
  Non-agency backed                                       48                --                    --                  48
Commercial mortgage-backed securities
 ("CMBS")
  Agency backed                                           54                --                    --                  54
  Non-agency backed                                    7,336               329                   (17)              7,648
  Corporate                                           21,066             1,826                   (57)             22,835
Government/Government agencies
  Foreign                                                649                60                    (2)                707
  United States                                          774                19                    (4)                789
  Mortgage-backed securities ("MBS") --
   U.S. Government/Government agencies                 1,542                18                    (2)              1,558
  States, municipalities and political
   subdivisions                                          675                30                    (5)                700
  Redeemable preferred stock                               1                --                    --                   1
Short-term investments                                 1,619                --                    --               1,619
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $40,479            $2,363                 $(151)            $42,691
                                                    ----------------------------------------------------------------------

                                                                           As of December 31, 2003
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
  Asset-backed securities ("ABS")                    $ 3,777            $   91                 $ (67)            $ 3,801
  Collateralized mortgage obligations
   ("CMOs")
   Agency backed                                         508                 8                    (2)                514
  Non-agency backed                                       19                --                    --                  19
Commercial mortgage-backed securities
 ("CMBS")
  Agency backed                                           28                --                    --                  28
  Non-agency backed                                    4,853               248                   (14)              5,087
  Corporate                                           15,003             1,273                   (46)             16,230
Government/Government agencies
  Foreign                                                641                55                    (1)                695
  United States                                          641                 8                    (2)                647
  Mortgage-backed securities ("MBS") --
   U.S. Government/Government agencies                 1,523                25                    (2)              1,546
  States, municipalities and political
   subdivisions                                          307                 6                    (7)                306
  Redeemable preferred stock                               1                --                    --                   1
Short-term investments                                 1,210                 1                    --               1,211
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $28,511            $1,715                 $(141)            $30,085
                                                    ----------------------------------------------------------------------

Included in the fair value of total fixed maturities as of December 31, 2004 are $11.7 billion of guaranteed separate account assets. Guaranteed separate account assets were reclassified to the general account on January 1, 2004 as a result of the adoption of SOP 03-1. (For further discussion, see the Adoption of New Accounting Standards section of Note 2.)

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2004 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including MBS and CMOs, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      Amortized Cost       Fair Value
                                                      -------------------------------
MATURITY
One year or less                                         $ 4,509            $ 4,538
Over one year through five years                          12,977             13,558
Over five years through ten years                         11,743             12,395
Over ten years                                            11,250             12,200
                                                      -------------------------------
                                        TOTAL            $40,479            $42,691
                                                      -------------------------------

NON-INCOME PRODUCING INVESTMENTS
Investments that were non-income producing as of December 31, are as follows:

                                                  2004                     2003
                                         -----------------------------------------------
                                         Amortized                Amortized
                                           Cost      Fair Value     Cost      Fair Value
                                         -----------------------------------------------
SECURITY TYPE
ABS                                         $ 6         $ 5          $ 2         $ 4
CMOs                                          1           1           --          --
Corporate                                     4           7           12          30
                                         -----------------------------------------------
                           TOTAL            $11         $13          $14         $34
                                         -----------------------------------------------

For 2004, 2003 and 2002, net investment income was $11, $17 and $13, respectively, lower than it would have been if interest on non-accrual securities had been recognized in accordance with the original terms of these investments.

SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

                                                           For the years ended
                                                              December 31,
                                                     -------------------------------
                                                      2004         2003        2002
                                                     -------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                        $13,022      $6,205      $5,617
Gross gains                                              311         196         117
Gross losses                                            (125)        (71)        (60)
SALE OF AVAILABLE-FOR-SALE EQUITY SECURITIES
Sale proceeds                                        $    75      $  107      $   11
Gross gains                                               12           4          --
Gross losses                                              (5)         (3)         (3)
                                                     -------------------------------

CONCENTRATION OF CREDIT RISK

The Company is not exposed to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity other than certain U.S. government and government agencies.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. (For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2.) Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2004 and 2003.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                            2004
                                              -----------------------------------------------------------------
                                              -----------------------------------------------------------------
                                                    Less Than 12 Months                12 Months or More
                                              -----------------------------------------------------------------
                                              Amortized    Fair    Unrealized   Amortized    Fair    Unrealized
                                                Cost      Value      Losses       Cost      Value      Losses
                                              -----------------------------------------------------------------
                                              -----------------------------------------------------------------
ABS                                            $1,112     $1,102      $(10)      $  343     $  292      $(51)
CMOs
  Agency backed                                   494        491        (3)           2          2        --
  Non-agency backed                                40         40        --           --         --        --
CMBS
  Agency backed                                    19         19        --           --         --        --
  Non-agency backed                             1,563      1,548       (15)          73         71        (2)
Corporate                                       2,685      2,652       (33)         657        633       (24)
Government/Government agencies
  Foreign                                         116        115        (1)          27         26        (1)
  United States                                   445        442        (3)           7          6        (1)
MBS -- U.S. Government/Government
 agencies                                         398        396        (2)          24         24        --
States, municipalities and political
 subdivisions                                     163        158        (5)           2          2        --
Short-term investments                             11         11        --           --         --        --
                                              -----------------------------------------------------------------
               TOTAL FIXED MATURITIES           7,046      6,974       (72)       1,135      1,056       (79)
Common stock                                       --         --        --            1          1        --
Nonredeemable preferred stock                      19         19        --           39         36        (3)
                                              -----------------------------------------------------------------
                         TOTAL EQUITY              19         19        --           40         37        (3)
                                              -----------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED SECURITIES          $7,065     $6,993      $(72)      $1,175     $1,093      $(82)
                                              -----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
ABS                                                                   $1,455     $1,394     $ (61)
CMOs
  Agency backed                                                          496        493        (3)
  Non-agency backed                                                       40         40        --
CMBS
  Agency backed                                                           19         19        --
  Non-agency backed                                                    1,636      1,619       (17)
Corporate                                                              3,342      3,285       (57)
Government/Government agencies
  Foreign                                                                143        141        (2)
  United States                                                          452        448        (4)
MBS -- U.S. Government/Government agencies                               422        420        (2)
States, municipalities and political subdivisions                        165        160        (5)
Short-term investments                                                    11         11        --
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           8,181      8,030      (151)
Common stock                                                               1          1        --
Nonredeemable preferred stock                                             58         55        (3)
                                                                     -------------------------------
                                                TOTAL EQUITY              59         56        (3)
                                                                     -------------------------------
                       TOTAL TEMPORARILY IMPAIRED SECURITIES          $8,240     $8,086     $(154)
                                                                     -------------------------------

As of December 31, 2004, fixed maturities represented approximately 98% of the Company's total unrealized loss amount, which was comprised of approximately 1,200 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $11. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its carrying amount and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of over 1,000 securities of which 88%, or $63, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of approximately 165 securities, with the majority of the unrealized loss amount relating to ABS and corporate fixed maturities within the financial services sector. A description of these events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

ABS -- ABS represents $51 of the securities in an unrealized loss position for twelve months or more. These securities were primarily supported by aircraft lease receivables that had suffered a decrease in value in recent years as a result of a prolonged decline in airline travel, the uncertainty of a potential industry recovery and lack of market liquidity in this sector. Although uncertainty surrounding the stability of domestic airlines continues to weigh heavily on this sector, worldwide travel and aircraft demand appears to be improving, resulting in a modest increase in market prices and greater liquidity in this sector during 2004. As of December 31, 2004, the estimated future cash flows for these securities indicated full recovery and as a result, based on management's intent and ability to hold these securities, the prices of these securities were deemed to be temporarily depressed.

FINANCIAL SERVICES -- Financial services represents approximately $12 of the securities in an unrealized loss position for twelve months or more. These securities are investment grade securities priced at or greater than 90% of amortized cost. As of December 31, 2004, the financial services twelve months or more unrealized loss amount primarily related to variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized losses for these securities have declined during the year as interest rates have risen. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. The majority of these variable rate securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $19 in the twelve months or more unrealized loss category is comprised of approximately 90 securities, substantially all of which were depressed only a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2004. The decline in market value for these securities is primarily attributable to changes in interest rates.

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                              2003
                                                ----------------------------------------------------------------
                                                ----------------------------------------------------------------
                                                      Less Than 12 Months               12 Months or More
                                                ----------------------------------------------------------------
                                                Amortized    Fair    Unrealized   Amortized   Fair    Unrealized
                                                  Cost      Value      Losses       Cost      Value     Losses
                                                ----------------------------------------------------------------
ABS                                              $  238     $  235      $ (3)       $ 85      $ 84       $ (1)
CMOs
  Agency backed                                     206        204        (2)          1         1         --
  Non-agency backed                                   3          3        --          --        --         --
CMBS
  Non-agency backed                                 527        521        (6)         57        57         --
  Corporate                                       1,296      1,266       (30)        347       331        (16)
Government/Government agencies
  Foreign                                            26         25        (1)         --        --         --
  United States                                     235        233        (2)         --        --         --
MBS -- U.S. Government/Government
 agencies                                           166        164        (2)         --        --         --
States, municipalities and political
 subdivisions                                       160        153        (7)         --        --         --
                                                ----------------------------------------------------------------
                 TOTAL FIXED MATURITIES           2,857      2,804       (53)        490       473        (17)
Common stock                                          2          2        --           3         3         --
Nonredeemable preferred stock                        39         35        (4)         --        --         --
                                                ----------------------------------------------------------------
Total equity                                         41         37        (4)          3         3         --
                                                ----------------------------------------------------------------
             TOTAL TEMPORARILY IMPAIRED
                        SECURITIES [1]           $2,898     $2,841      $(57)       $493      $476       $(17)
                                                ----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
ABS                                                                   $  323     $  319      $ (4)
CMOs
  Agency backed                                                          207        205        (2)
  Non-agency backed                                                        3          3        --
CMBS
  Non-agency backed                                                      584        578        (6)
  Corporate                                                            1,643      1,597       (46)
Government/Government agencies
  Foreign                                                                 26         25        (1)
  United States                                                          235        233        (2)
MBS -- U.S. Government/Government agencies                               166        164        (2)
States, municipalities and political subdivisions                        160        153        (7)
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           3,347      3,277       (70)
Common stock                                                               5          5        --
Nonredeemable preferred stock                                             39         35        (4)
                                                                     -------------------------------
Total equity                                                              44         40        (4)
                                                                     -------------------------------
                  TOTAL TEMPORARILY IMPAIRED SECURITIES (1)           $3,391     $3,317      $(74)
                                                                     -------------------------------

[1] Excludes securities subject to EITF Issue No. 99-20 and guaranteed separate account assets.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost for six continuous months. As of December 31, 2003, fixed maturities represented approximately 95% of the Company's unrealized loss amount, which was comprised of approximately 425 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $4.2.

The majority of the securities in an unrealized loss position for less than twelve months were depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 375 securities. Of the less than twelve months total unrealized loss amount $48, or 84%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $47 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 100 securities. Of the twelve months or more unrealized loss amount $15, or 88%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the securities in an unrealized loss position for twelve months or more were primarily interest rate related. The sector in the greatest gross unrealized loss position in the table above was financial services, which is included within the corporate category above. A description of the events contributing to the security type's unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

FINANCIAL SERVICES -- Financial services represents approximately $10 of the securities in an unrealized loss position for twelve months or more. All of these positions were priced at or greater than 80% of amortized cost as of December 31, 2003. The financial services securities in an unrealized loss position are primarily investment grade variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized loss amounts for these securities declined during 2003 as interest rates increased. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. A substantial percentage of these securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $7 in the twelve months or more unrealized loss category is comprised of approximately 50 securities with fair value to amortized cost ratios at or greater than 80%.

INVESTMENT MANAGEMENT ACTIVITIES

During 2004, Hartford Investment Management Company issued one and began serving as the collateral asset manager for an additional synthetic collateralized loan obligation ("CLO"), both of which the Company has an investment in. The synthetic CLOs invest in senior secured bank loans through total return swaps ("referenced bank loan portfolios"). The notional value of the referenced bank loan portfolios from the two synthetic CLOs as of December 31, 2004 was approximately $700. The synthetic CLOs issued approximately $135 of notes and preferred shares ("CLO issuances"), approximately $120 of which was to third party investors. The proceeds from the CLO issuances were invested in collateral accounts consisting of high credit quality securities that were pledged to the referenced bank loan portfolios' swap counterparties. Investors in the CLO issuances receive the net proceeds from the referenced bank loan portfolios. Any principal losses incurred by the swap counterparties associated with the referenced bank loan portfolios are borne by the CLO issuances investors through the total return swaps.

Pursuant to the requirements of FIN 46R, the Company has concluded that the two synthetic CLOs are VIEs and that the Company is the primary beneficiary and must consolidate the CLO issued in 2004. Accordingly, the Company has recorded in the consolidated balance sheets $65 of cash and invested assets, total return swaps with a fair value of $3 in other assets, which reference a bank loan portfolio with a maximum notional of $400, and $52 in other liabilities related to the CLO issuances. The total return from the referenced bank loan portfolio of $3 was received via the total return swap and recorded in realized capital gains and losses. Income from the fixed maturity collateral account and CLO issuance investor payments were recorded in net investment income in the consolidated statements of income. The Company's investment in the consolidated synthetic CLO issuance is $14, which is its maximum exposure to loss. In addition, the Company has a $2 preferred share investment in the non-consolidated synthetic CLO issuance, which is its maximum exposure to loss. The investors in the two synthetic CLO issuances have recourse only to the VIE assets and not to the general credit of the Company.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded at fair value and presented in the consolidated balance sheets as of December 31, as follows:

                                                 Asset Values         Liability Values
                                                ---------------------------------------
                                                2004       2003       2004        2003
                                                ---------------------------------------
Other investments                               $ 42       $116       $ --        $ --
Reinsurance recoverables                          --         --        129         115
Other policyholder funds and benefits
  payable                                        129        115         --          --
Fixed maturities                                   4          7         --          --
Other liabilities                                 --         --        449         186
                                                ---------------------------------------
                                    TOTAL       $175       $238       $578        $301
                                                ---------------------------------------

The following table summarizes the primary derivative instruments used by the Company and the hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31.

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
CASH-FLOW HEDGES

Interest rate swaps
  Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities. The Company also enters into forward starting swap agreements to hedge the interest rate exposure on anticipated fixed-rate asset purchases due to changes in the benchmark interest rate London-Interbank Offered Rate
  ('LIBOR'). These derivatives were structured to hedge interest rate exposure inherent in the assumptions used to price primarily certain long-term disability products.

  Interest rate swaps are also used to hedge a portion of the
  Company's floating rate guaranteed investment contracts. These derivatives convert the floating rate guaranteed investment contract payments to a fixed rate to better match the cash
  receipts earned from the supporting investment portfolio.         $ 4,944    $ 1,889      $  40      $   98

Foreign currency swaps
  Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed
  maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency
  rates.                                                              1,311        703       (421)       (147)

FAIR-VALUE HEDGES

Interest rate swaps
  A portion of the Company's fixed debt is hedged against increases in LIBOR, the designated benchmark interest rate.

  In addition, interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities due to changes
  in LIBOR.                                                             201        112         (5)         (5)

Interest rate caps and floors
  Interest rate caps and floors are used to offset the changes in fair value related to corresponding interest rate caps and floors that exist in certain of the Company's variable-rate
  fixed maturity investments.                                           148         51         (1)         (1)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaption contracts
  The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. These derivatives are also used to reduce the duration risk in certain investment portfolios. These derivative instruments are structured to hedge the durations of fixed maturity investments to match certain products in accordance with the Company's asset and liability management policy.

  The Company also uses an interest rate cap as an economic hedge of the interest rate risk related to fixed rate debt. In a rising interest rate environment, the cap will limit the net
  interest expense on the hedged fixed rate debt.                   $ 1,466    $ 1,466      $   2      $   11

Interest rate swaps
  The Company enters into interest rates swaps to terminate
  existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, the
  Company uses interest rate swaps to manage duration risk
  between assets and liabilities.                                     1,441      1,702          7          29

Foreign currency swaps, forwards and put and call options
  The Company enters into foreign currency swaps and forwards and purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Currency options were closed in January 2003 for a loss of $3, after-tax.

  The Company also enters into pay fixed U.S. dollar receive fixed yen zero coupon swaps and forwards to mitigate the
  foreign currency exposure associated with the yen denominated individual fixed annuity product. In addition, forward settling fixed maturity investments are traded to manage duration and
  foreign currency risk associated with this product.                   923        104        (64)        (31)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
Credit default and total return swaps
  The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. These
  contracts entitle the company to receive a periodic fee in exchange for an obligation to compensate the derivative
  counterparty should a credit event occur on the part of the referenced security issuer. Credit events typically include failure on the part of the referenced security issuer to make a fixed dollar amount of contractual interest or principal
  payments or bankruptcy. The maximum potential future exposure to the Company is the notional value of the swap contracts,
  $193 and $49, after-tax, as of December 31, 2004 and 2003, respectively.

  The Company also assumes exposure to the change in value of indices or asset pools through total return swaps. As of December 31, 2004 and 2003, the maximum potential future exposure to the Company from such contracts is $458 and $130, after-tax, respectively.

  The Company enters into credit default swaps agreements, in which the Company pays a derivative counterparty a periodic fee in exchange for compensation from the counterparty should a credit event occur on the part of the referenced security
  issuer. The Company entered into these agreements as an
  efficient means to reduce credit exposure to specified issuers.   $ 1,418    $   275      $   6      $  (18)

Options
  The Company writes option contracts for a premium to monetize the option embedded in certain of its fixed maturity
  investments. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value, which is expected to be entirely offset by the appreciation in the value
  of the embedded long option.                                           95        276          1           1

Product derivatives
  The Company offers certain variable annuity products with a
  GMWB rider. The GMWB is an embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. The policyholder also has the
  option, after a specified time period, to reset the GRB to the then-current account value, if greater. (For a further
  discussion, see the Derivative Instruments section of Note 2).
  The notional value of the embedded derivative is the GRB
  balance.                                                           25,433     14,961        129         115

Reinsurance contracts
  Reinsurance arrangements are used to offset the Company's
  exposure to the GMWB embedded derivative for the lives of the host variable annuity contracts. The notional amount of the
  reinsurance contracts is the GRB amount.                           25,433     14,961       (129)       (115)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
Statutory Reserve hedging instruments
  The Company purchased one and two year S&P 500 put option
  contracts to economically hedge the statutory reserve impact of equity exposure arising primarily from GMDB obligations against
  a decline in the equity markets.                                  $ 1,921    $    --      $  32      $   --
                                                                   --------------------------------------------

                                                            TOTAL   $64,734    $36,500      $(403)     $  (63)
                                                                   --------------------------------------------

The increase in notional amount since December 31, 2003 is primarily due to an increase in embedded derivatives associated with GMWB product sales, and, to a lesser extent, derivatives transferred to the general account as a result of the adoption of SOP 03-1 and new hedging strategies. The decrease in the net fair value of derivative instruments since December 31, 2003 was primarily due to the changes in foreign currency exchange rates, the rise in short-term interest rates during 2004 and derivatives transferred to the general account pursuant to the adoption of SOP 03-1.

Due to the adoption of SOP 03-1, derivatives previously included in separate accounts were reclassified into various other balance sheet classifications. On January 1, 2004, the notional amount and net fair value of derivative instruments reclassified totaled $2.9 billion and $(71), respectively.

For the year ended December 31, 2004, gross gains and losses representing the total ineffectiveness of all fair-value and net investment hedges were immaterial. For the year ended December 31, 2004, the Company's net gain and loss representing hedge ineffectiveness on cash flow hedges was $(12), after-tax. For the years ended December 31, 2003 and 2002, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow, fair-value and net investment hedges were immaterial.

The total change in value for other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic net coupon settlements, are reported as net realized capital gains and losses in the consolidated statements of income. For the years ended December 31, 2004, 2003 and 2002, the Company recognized an after-tax net (loss) gain of $(8), $(3) and $1 respectively, for derivative-based strategies, which do not qualify for hedge accounting treatment.

As of December 31, 2004 and 2003, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $6. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The Company does not hedge any exposure to the variability of future cash flows other than interest payments on variable-rate debt. For the years ended December 31, 2004, 2003 and 2002, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Hartford Life began issuing a yen denominated individual fixed annuity product from a related party, Hartford Life Insurance KK, a wholly owned Japanese subsidiary of Hartford Life and Accident Insurance Company, in the fourth quarter of 2004. The yen denominated fixed annuity product is recorded in the consolidated balance sheets in other policyholder funds and benefits payable in U.S. dollars based upon the December 31, 2004 yen to dollar spot rate. To mitigate the yen exposure associated with the product, during the fourth quarter of 2004, the Company entered into pay fixed U.S. dollar receive fixed yen, zero coupon currency swaps (dollar to yen derivatives). As of December 31, 2004 the dollar to yen derivatives had a notional and fair value of $408 and $9, respectively. Changes in fair value of the dollar to yen derivatives totaled $9 for the year ended December 31, 2004. Although economically an effective hedge, a divergence between the yen denominated fixed annuity product liability and the dollar to yen derivatives exists primarily due to the difference in the basis of accounting between the liability and the derivative instruments (i.e. historical cost versus fair value). The yen denominated fixed annuity product liabilities are recorded on a historical cost basis and are only adjusted for changes in foreign spot rates and accrued income. The dollar to yen derivatives are recorded at fair value incorporating changes in value due to changes in forward foreign exchange rates, interest rates and accrued income.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2004 and

2003, the fair value of the loaned securities was approximately $1.0 billion and $780, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1.3 and $0.5 for the years ended December 31, 2004 and 2003, respectively, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2004 and 2003, collateral pledged of $276 and $209, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2004 and 2003 were as follows:

                                       2004       2003
                                      ----------------
LOANED SECURITIES AND
 COLLATERAL PLEDGED
ABS                                   $   24      $ 41
CMBS                                     158       143
Corporate                                681       381
Government/Government
 Agencies
Foreign                                   16        11
United States                            404       413
                                      ----------------
                        TOTAL         $1,283      $989
                                      ----------------

As of December 31, 2004 and 2003, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $1 billion and $996, respectively. At December 31, 2004 and 2003, cash collateral of $1 billion and $869, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts.
NOTE 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2004 and 2003 were as follows:

                                                                2004                           2003
                                                    -----------------------------------------------------------
                                                       Carrying          Fair         Carrying          Fair
                                                        Amount          Value          Amount          Value
                                                    -----------------------------------------------------------
ASSETS
  Fixed maturities                                      $42,691        $42,691         $30,085        $30,085
  Equity securities                                         180            180              85             85
  Policy loans                                            2,617          2,617           2,470          2,470
  Other investments                                       1,083          1,083             639            639
LIABILITIES
  Other policyholder funds [1]                          $ 9,244        $ 9,075         $ 7,654        $ 7,888
                                                    -----------------------------------------------------------

[1] Excludes universal life type insurance contracts, including corporate owned life insurance.

NOTE 6. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2004, Hartford Life Insurance Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2004, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.9. In addition, the Company reinsures the majority of the minimum death benefit guarantees as well as the guaranteed withdrawal benefits offered in connection with its variable annuity contracts. Substantially all contracts written since July 2003 with the GMWB are covered by a reinsurance arrangement with a related party.

Insurance fees, earned premiums and other were comprised of the following:

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2004         2003         2002
                                                                   --------------------------------
Gross fee income, earned premiums and other                        $3,834       $3,780       $3,324
Reinsurance assumed                                                    49           43           45
Reinsurance ceded                                                    (807)        (720)        (716)
                                                                   --------------------------------
NET FEE INCOME, EARNED PREMIUMS AND OTHER                          $3,076       $3,103       $2,653
                                                                   --------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

Hartford Life Insurance Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $426, $550, and $670 for the years ended December 31, 2004, 2003 and 2002, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $133, $78, and $96 in 2004, 2003 and 2002, respectively, and accident and health premium of $230, $305, and $373, respectively, to HLA.

REINSURANCE RECAPTURE

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the GMDB feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $32 and one million warrants exercisable for the unaffiliated company's stock. This amount represents to the Company an advance collection of its future recoveries under the reinsurance agreement and will be recognized as future losses are incurred. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. The recapture increased the net amount at risk retained by the Company, which is included in the net amount at risk discussed in Note 9. On January 1, 2004, upon adoption of the SOP, the $32 was included in the Company's GMDB reserve calculation as part of the net reserve benefit ratio and as a claim recovery to date.

NOTE 7. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                                                    2004         2003         2002
                                                                   --------------------------------
BALANCE, JANUARY 1                                                 $6,088       $5,479       $5,338
Capitalization                                                      1,375        1,319          987
Amortization -- Deferred Policy Acquisitions costs                   (774)        (620)        (491)
Amortization -- Present Value of Future Profits                       (40)         (39)         (39)
Amortization -- Realized Capital Gains/(Losses)                       (12)          14            8
Adjustments to unrealized gains and losses on securities
 available-for-sale and other                                         (79)         (65)        (324)
Cumulative effect of accounting changes (SOP 03-1)                   (105)          --           --
                                                                   --------------------------------
BALANCE, DECEMBER 31                                               $6,453       $6,088       $5,479
                                                                   --------------------------------

The following table shows the carrying amount and accumulated net amortization of the present value of future profits for the years ended December 31, 2004 and 2003.

                                                          2004                             2003
                                             ---------------------------------------------------------------
                                                               Accumulated                      Accumulated
                                                Carrying           Net           Carrying           Net
                                                 Amount        Amortization       Amount        Amortization
                                             ---------------------------------------------------------------
Present value of future profits                   $608             $155            $605             $115
                                             ---------------------------------------------------------------

Net amortization expense for the years ended December 31, 2004, 2003 and 2002 was $40, $39 and $39, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
----------------------------------------------
2005                                  $     39
2006                                  $     35
2007                                  $     31
2008                                  $     28
2009                                  $     26
----------------------------------------------

NOTE 8. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142, "Goodwill and Other Intangible Assets", and accordingly ceased all amortization of goodwill. As of December 31, 2004 and December 31, 2003, the carrying amount of goodwill for the Company's Retail Products segment was $119 and the Company's Individual Life segment was $67.

The Company's tests of its goodwill for other-than-temporary impairment in accordance with SFAS No. 142 resulted in no write-downs for the years ended December 31, 2004 and 2003.

For a discussion of the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, see Note 7. Except for goodwill, the Company has no material intangible assets with indefinite useful lives.

NOTE 9. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Hartford records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by, the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2004, there were no gains or losses on transfers of assets from the general account to the separate account. The Company had recorded certain market value adjusted ("MVA") fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contract holder. Therefore, it does not meet the conditions for separate account reporting under SOP 03-1. Separate account assets and liabilities related to CRC of $11.7 billion were reclassified to, and revalued in, the general account upon adoption of SOP 03-1 on January 1, 2004.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Upon adoption of SOP 03-1, the Company recorded a liability for GMDB sold with variable annuity products of $217 and a related GMDB reinsurance recoverable asset of $108. As of December 31, 2004, the liability from GMDB sold with annuity products was $174. The reinsurance recoverable asset, related to GMDB was $64 as of December 31, 2004. During 2004, the Company incurred guaranteed death benefits of $123, and paid guaranteed death benefits of $166. Guaranteed minimum death benefits paid during 2003 were $289. Guaranteed minimum death benefits paid during 2002 were $264.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liability is recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses on the Company's statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liability as of December 31, 2004:

    - 250 stochastically generated investment performance scenarios

    - Returns, representing the Company's long-term assumptions, varied by asset class with a low of 3% for cash, a high of 11% for aggressive equities, and a weighted average of 9%

    - Volatilities also varied by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%

    - 80% of the 1983 GAM mortality table was used for mortality assumptions

    - Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

    - Discount rate of 7.5%

The following table provides details concerning GMDB exposure:

                        BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE
                                                                            Retained    Weighted Average
                                                   Account    Net Amount   Net Amount     Attained Age
Maximum anniversary value (MAV) [1]                 Value      at Risk      at Risk       of Annuitant
                                                   -----------------------------------------------------
MAV only                                           $ 61,675     $6,568       $  683            63
With 5% rollup [2]                                    4,204        575          104            62
With Earnings Protection Benefit Rider (EPB) [3]      4,849        228           67            59
With 5% rollup & EPB                                  1,499        124           21            61
Total MAV                                            72,227      7,495          875            63
Asset Protection Benefit (APB) [4]                   17,173          5            4            61
Ratchet [5] (5 years)                                    40          2           --            65
Reset [6] (5-7 years)                                 8,262        640          640            60
Return of Premium [7]/Other                           8,548         18           18            60
Total                                              $106,250     $8,160       $1,537            63
                                                   -----------------------------------------------------

[1] MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

[2] Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

[3] EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

[4] APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5] Ratchet: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any specified anniversary before age 85 (adjusted for withdrawals).

[6] Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

[7] Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specified percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. In certain contracts, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations are calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

As of December 31, 2004 and December 31, 2003, the embedded derivative asset recorded for GMWB, before reinsurance, was $129 and $115, respectively. During 2004 and 2003, the change in value of the GMWB, reported in realized gains was $33 and $165 was incurred, respectively. There were no payments made for the GMWB during 2004, 2003 or 2002.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                       As of
                                    December 31,
Asset type                              2004
--------------------------------------------------
Equity securities (including
 mutual funds)                        $88,782
Cash and cash equivalents               7,379
                                  ----------------
                           TOTAL      $96,161
--------------------------------------------------

As of December 31, 2004, approximately 16% of the equity securities above were invested in fixed income securities and approximately 84% were in equity securities.

The Individual Life segment sells universal life-type contracts with and without certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. The cumulative effect on net income upon recording additional liabilities for universal life-type contracts and the related secondary guarantees, in accordance with SOP 03-1, was not material. As of December 31, 2004, the liability for secondary guarantees as well as the amounts incurred and paid during the year was immaterial.

NOTE 10. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. Through December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon the Company's adoption of SOP 03-1, the expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Also, effective January 1, 2004, amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

Changes in deferred sales inducement activity were as follows for the year ended December 31, 2004:

Balance, beginning of period                $    198
Sales inducements deferred                       141
Amortization charged to income                   (30)
                                            --------
BALANCE AT DECEMBER 31                      $    309
----------------------------------------------------

NOTE 11. COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

The Hartford Financial Services Group, Inc. and its consolidated subsidiaries ("The Hartford") is involved in various legal actions arising in the ordinary course of business, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint.

Two securities class actions have been filed in the United States District Court for the District of Connecticut alleging claims against The Hartford and five of its executive officers under Section 10(b) of the Securities Exchange Act and SEC Rule 10b-5. The complaints allege on behalf of a putative class of shareholders that The Hartford and the five named individual defendants, as control persons of The Hartford, "disseminated false and misleading financial statements" by concealing that "[The Hartford] was paying illegal and concealed "contingent commissions" pursuant to illegal 'contingent commission agreements." The class period alleged is November 5, 2003 through October 13, 2004, the day before the NYAG Complaint was filed. The complaints seek damages and attorneys' fees. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

In addition, three putative class actions have been filed in the same court on behalf of participants in The Hartford's 401(k) plan against The Hartford, Hartford Fire Insurance Company, The Hartford's Pension Fund Trust and Investment Committee, The Hartford's Pension Administration Committee, The Hartford's Chief Financial Officer, and John/Jane Does 1-15. The suits assert claims under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), alleging that The Hartford and the other named defendants breached their fiduciary duties to plan participants by, among other things, failing to inform them of the risk associated with investment in The Hartford's stock as a result of the activity alleged in the NYAG Complaint. The class period alleged is November 5, 2003 through the present. The complaints seek restitution of losses to the plan, declaratory and injunctive relief, and attorneys' fees. All defendants dispute the allegations and intend to defend these actions vigorously.

Two corporate derivative actions also have been filed in the same court. The complaints, brought in each case by a shareholder on behalf of The Hartford against its directors and an executive officer, allege that the defendants knew adverse non-public information about the activities alleged in the NYAG Complaint and concealed and misappropriated that information to make profitable stock trades, thereby breaching their fiduciary duties, abusing their control, committing gross mismanagement, wasting corporate assets, and unjustly enriching themselves. The complaints seek damages, injunctive relief, disgorgement, and attorneys' fees. All defendants dispute the allegations and intend to defend these actions vigorously.

Seven putative class actions also have been filed by alleged policyholders in federal district courts, one in the Southern District of New York, two in the Eastern District of Pennsylvania, three in the Northern District of Illinois, and one in the Northern District of California, against several brokers and insurers, including The Hartford. These actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act and state law, and in some cases the Racketeer Influenced and Corrupt Organizations Act ("RICO"), arising from the conduct alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. Putative class actions also have been filed in the Circuit Court for Cook County, Illinois, Chancery Division and in the Circuit Court for Seminole County, Florida, Civil Division, on behalf of a class of all persons who purchased insurance from a class of defendant insurers. These state court actions assert unjust enrichment claims and violations of state unfair trade practices acts arising from the conduct alleged in the NYAG Complaint and seek remedies including restitution of premiums, and, in the Cook County action, imposition of a constructive trust, and declaratory and injunctive relief. The class period alleged is 1994 through the present. The Hartford has removed the Cook County action to the United States District Court for the Northern District of Illinois. Pursuant to an order of the Judicial Panel on Multidistrict Litigation, it is likely that most or all of these actions will be transferred to the United States District Court for the District of New Jersey. The Hartford disputes the allegations in all of these actions and intends to defend the actions vigorously.

Additional complaints may be filed against The Hartford in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Hartford's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that The Hartford may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BANCORP SERVICES, LLC -- In the third quarter of 2003, Hartford Life Insurance Company and its affiliate International Corporate Marketing Group, LLC settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The settlement provided that The Hartford would pay a minimum of $70 and a maximum of $80, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The settlement resulted in the recording of a $9 after-tax benefit, in the third quarter of 2003, reflecting the Company's portion of the settlement. On March 1, 2004, the Federal Circuit Court of Appeals decided the patent appeal adversely to The Hartford, and on March 22, 2004, The Hartford paid Bancorp an additional $10 in full and final satisfaction of its obligations under the settlement. Because the charge taken in the third quarter of 2003 reflected the maximum amount payable under the settlement, the amount paid in the first quarter of 2004 had no effect on the Company's results of operations.

REINSURANCE ARBITRATION -- On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between subsidiaries of The Hartford and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

REGULATORY DEVELOPMENTS

In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, The Hartford has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company.

On October 29, 2004, the New York Attorney General's Office informed The Hartford that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of The Hartford, of 217,074 shares of The Hartford's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Hartford has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, The Hartford has determined that Mr. Marra complied with The Hartford's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. In February 2005, the Company agreed in principle with the Boards of Directors of the mutual funds to indemnify the mutual funds for any material harm caused to the funds from frequent trading by these owners. The specific terms of the indemnification have not been determined. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC, and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict, and The Hartford's ultimate liability, if any, from any such action is not reasonably estimable at this time. If such an action is brought, it could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $36, 31, and $31 for the years ended December 31, 2004, 2003 and 2002, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $15, $12 and $10 for the years ended December 31, 2004, 2003 and 2002, respectively.

Future minimum rental commitments on all operating leases are as follows:

2005                                      $    30
2006                                           27
2007                                           24
2008                                           21
2009                                           18
-------------------------------------------------
Thereafter                                     19
-------------------------------------------------
TOTAL                                     $   139
-------------------------------------------------

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During the third quarter of 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during the third quarter of 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as other tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. During the fourth quarter of 2004, the IRS issued a Revenue Agent's Report, reflecting the adjustments computed and agreed upon in the prior quarter with respect to the Company's federal taxes for the years under examination. No additional tax adjustments were recorded, as the results reflected in the Report were included in the tax benefit recorded in the third quarter. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

UNFUNDED COMMITMENTS

At December 31, 2004, Hartford Life Insurance Company has outstanding commitments totaling $389, of which $196 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $193 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to 3 years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the fund are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer is engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state. There were no guaranty fund assessment payments or refunds in 2004 and 2003. There were guaranty fund assessment refunds of $2 in 2002.

NOTE 12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 3%, 21%, and 1% in 2004, 2003 and 2002, respectively.

Income tax expense (benefit) is as follows:

                             For the years ended December 31,
                            -----------------------------------
                             2004          2003          2002
                            -----------------------------------
Current                     $   (34)      $    13       $     4
Deferred                         63           155            (2)
                            -----------------------------------
   INCOME TAX EXPENSE       $    29       $   168       $     2
                            -----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                             For the years ended December 31,
                            -----------------------------------
                             2004          2003          2002
                            -----------------------------------
Tax provision at the
 U.S.federal
 statutory rate             $   354       $   278       $   150
Dividends received
 deduction                     (132)          (87)          (63)
IRS audit settlement
 (See Note 11)                 (191)           --           (76)
Tax adjustment                   (2)          (21)           --
Foreign related
 investments                     (2)           (4)           (6)
Other                             2             2            (3)
                            -----------------------------------
                TOTAL       $    29       $   168       $     2
                            -----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                    2004      2003
                                   -----------------
DEFERRED TAX ASSETS
Tax basis deferred policy
 acquisition costs                 $  607    $  638
Employee benefits                      --         5
Net operating loss carryforward        --        17
Minimum tax credits                   126        80
Foreign tax credit carryovers           6        27
Other                                  36        --
                                   -----------------
        TOTAL DEFERRED TAX ASSETS     775       767
DEFERRED TAX LIABILITIES
Financial statement deferred
 policy acquisition costs and
 reserves                            (677)     (713)
Net unrealized gains on
 securities                          (669)     (535)
Employee benefits                     (16)       --
Investment related items and
 other                                (51)       (5)
                                   -----------------
TOTAL DEFERRED TAX LIABILITIES     (1,413)   (1,253)
                                   -----------------
TOTAL DEFERRED TAX
 ASSET/(LIABILITY)                 $ (638)   $ (486)
                                   -----------------

Hartford Life Insurance Company had a current tax receivable of $121 and $141 as of December 31, 2004 and 2003, respectively.
In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance sheet in this account, which for tax return purposes was $104 as of December 31, 2004. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the potential tax of $37 on such a distribution.

NOTE 13. STATUTORY RESULTS

                                  For the years ended
                                      December 31,
                            --------------------------------
                             2004         2003         2002
                            --------------------------------
Statutory net income
 (loss)                     $  536       $  801       $ (305)
                            --------------------------------
Statutory capital and
 surplus                    $3,191       $3,115       $2,354
                            --------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or
(ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2004, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2005, without prior approval, is $498.

The domestic insurance subsidiaries of Hartford Life Insurance Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to Hartford Life Insurance Company, was $20, $19 and $10 in 2004, 2003 and 2002, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $8, $6 and $5 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 15. TRANSACTIONS WITH AFFILIATES

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI will automatically cede 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2004 that were otherwise not reinsured. The Company and HLAI, in total, ceded an immaterial amount of premiums to HLA. As of December 31, 2004, HLIC and HLAI, combined, have recorded a reinsurance recoverable from HLA of $(62).
During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by Hartford Life Insurance KK, a wholly owned Japanese subsidiary of HLA and subsequently reinsured to the Company. As of December 31, 2004, $522 of the account value had been assumed by the Company.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

NOTE 16. QUARTERLY RESULTS FOR 2004 AND 2003 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                        2004      2003      2004      2003      2004      2003      2004      2003
                                     ------------------------------------------------------------------------------
Revenues                              $1,394    $1,018    $1,340    $1,186    $1,453    $1,449    $1,488    $1,215
Benefits, claims and expenses [1]      1,121       888     1,097       970     1,205     1,229     1,240       987
Net income [1],[2],[3]                   181       100       180       189       395       167       209       170
                                     ------------------------------------------------------------------------------

[1] Included in the quarter ended September 30, 2003 is an after-tax benefit of $9 related to the Bancorp litigation dispute.

[2] Included in the quarter ended June 30, 2003 is a $23 tax benefit primarily related to the favorable treatment of certain tax items arising during the 1996-2000 tax years.

[3] Included in the quarter ended September 30, 2004 is a $191 tax benefit which relates to agreement with IRS on the resolution of matters pertaining to tax years prior to 2004.